As filed with the Securities and Exchange Commission on April 26, 2007

Registration Nos. 333-01153; 811-07549

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        (X)

PRE-EFFECTIVE AMENDMENT NO.        ( )

POST-EFFECTIVE AMENDMENT NO. 18      (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

                                                COMPANY ACT OF 1940(X)

                Amendment No. 36(X)

(Check appropriate box or boxes)

VARIABLE ANNUITY-1 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:

(800) 537-2033

Raymond L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

James F. Jorden, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space)

Immediately upon filing pursuant to paragraph (b) of Rule 485.
_X	On May 1, 2007, pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
On __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts

Schwab Select Annuity®

The date of this Prospectus is May 1, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

A flexible premium deferred variable and fixed annuity contract

Issued by

Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab Select Annuity—a flexible premium deferred annuity contract which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Effective April 30, 2007, this Contract is no longer offered for sale, however, you may make additional Contributions as permitted under your Contract. This Contract is issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company (“we, us, Great-West or GWL&A”). Both will be referred to as the “Contract” throughout this Prospectus.

This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2007 (as may be amended from time to time), and filed with the Securities and Exchange Commission (“SEC”). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The table of contents for the Statement of Additional Information may be found on page __ of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the SEC’s Internet web site (http://www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically with the SEC.

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How to Invest

The minimum initial Contribution is:

•	$5,000
•	$2,000 if an Individual Retirement Account (“IRA”)
•	$1,000 if subsequent Contributions are made via Automatic Contribution Plan

The minimum subsequent Contribution is:

•	$500 per Contribution, or
•	$100 per Contribution if made via Automatic Contribution Plan

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Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account (the “Series Account”) which invest in the following Portfolios:

•	AIM V.I. International Growth Fund – Series I Shares
•	AIM V.I. Technology Fund – Series I Shares
•	Alger American Growth Portfolio – Class O Shares
•	Alger American MidCap Growth Portfolio – Class O Shares
•	AllianceBernstein VPS Growth & Income Portfolio - Class A Shares
•	AllianceBernstein VPS Growth Portfolio - Class A Shares

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.

May 1, 2007

•	AllianceBernstein VPS International Growth Portfolio – Class A Shares
•	AllianceBernstein VPS International Value Portfolio – Class A Shares
•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares
•	AllianceBernstein VPS Utility Income Portfolio – Class A Shares
•	American Century VP Balanced Fund – Original Class Shares
•	American Century VP Value Fund – Original Class Shares
•	Baron Capital Asset Fund: Insurance Shares
•	Delaware VIP Growth Opportunities Series – Standard Class
•	Delaware VIP Small Cap Value Series – Standard Class
•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares
•	Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
•	DWS Blue Chip VIP – Class A Shares
•	DWS Capital Growth VIP - Class A Shares
•	DWS Dreman High Return Equity VIP - Class A Shares
•	DWS Dreman Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Cap Value VIP)
•	DWS Growth and Income VIP - Class A Shares
•	DWS Health Care VIP – Class A Shares
•	DWS Large Cap Value VIP - Class A Shares
•	DWS Small Cap Index Fund VIP - Class A Shares
•	Federated Fund for U.S. Government Securities II
•	Franklin Small Cap Value Securities Fund – Class II
•	GVIT Mid Cap Index Fund – Class II (formerly Dreyfus GVIT Mid Cap Index Fund)
•	Janus Aspen Series Balanced Portfolio – Service Shares*[1]
•	Janus Aspen Series Flexible Bond Portfolio – Service Shares*[1]
•	Janus Aspen Series Growth and Income Portfolio – Service Shares*[1]
•	Janus Aspen Series International Growth Portfolio – Service Shares *[1]
•	Neuberger Berman AMT Regency Portfolio – Class S Shares
•	Oppenheimer Global Securities Fund/VA
•	PIMCO VIT High Yield Portfolio – Administrative Class Shares
• PIMCO VIT Low Duration Portfolio – Administrative Class Shares

1.

As of May 1, 2007, Owners may only invest in the Service Class Sub-Accounts of Janus Portfolios. The Institutional Class Sub-Accounts were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers) effective May 1, 2007. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Institutional Class does not.

•

_________________________

No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.

May 1, 2007

PIMCO VIT Total Return Portfolio – Administrative Class Shares

•	Pioneer Fund VCT Portfolio – Class I Shares
•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio Class II Shares
•	Pioneer Small Cap Value VCT Portfolio – Class I Shares
•	Prudential Series Fund Equity Portfolio Class II
•	Schwab MarketTrack Growth Portfolio II™
•	Schwab Money Market Portfolio™
•	Schwab S&P 500 Index Portfolio
•	Third Avenue Value Portfolio – Variable Series Trust Shares
•	Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares
•	Van Kampen LIT Comstock - Class I Shares
•	Van Kampen LIT Growth & Income - Class I Shares
•	Wells Fargo Advantage VT Opportunity Fund – Class VT Shares

*New Portfolio available as of May 1, 2007.

Effective May 1, 2007, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	Janus Aspen Series Balanced Portfolio – Institutional Shares
•	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
•	Janus Aspen Series Growth and Income Portfolio – Institutional Shares
•	Janus Aspen Series International Growth Portfolio - Institutional Shares

Effective May 1, 2006, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. Core Equity Fund – Series I Shares
•	American Century VP International Fund – Original Class Shares
•	Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
•	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares

Effective April 29, 2005, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. High Yield Fund – Series I Shares
•	Dreyfus Variable Investment Fund Developing Leaders Portfolio – Initial Shares
•	Federated American Leaders Fund II - Primary Shares
•	Federated Capital Income Fund II
•	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
•	Wells Fargo Advantage VT Small/Mid Cap Value Fund – Class VT Shares (formerly Wells Fargo Advantage VT Multi Cap Value Fund)

No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.

May 1, 2007

You can also allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Please note that the Guarantee Period Fund may not be available in all states.

However, your Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

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Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab Select Annuity.

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Free Look Period

After you receive your Contract, you can look it over free of obligation for at least 10 days or longer if required by your state law (up to 35 days for replacement policies), during which you may cancel your Contract.

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Payout Options

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse’s and/or Beneficiaries’ lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking a Guarantee Period" and “Market Value Adjustment” on page __.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

For account information, please contact:

Annuity Administration Department

P.O. Box 173920

Denver, Colorado 80217-3920

800-838-0650

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

Table of Contents

Definitions
Variable Annuity Fee Tables
Example
Condensed Financial Information
Summary
How to contact Schwab Insurance Services

Great-West Life & Annuity Insurance

Company
The Series Account
The Portfolios
Meeting Investment Objectives

Where to Find More Information About the

Portfolios
Addition, Deletion or Substitution
The Guarantee Period Fund
Investments of the Guarantee Period Fund
Subsequent Guarantee Periods
Breaking a Guarantee Period
Interest Rates
Market Value Adjustment

Free Look Period
Subsequent Contributions
Annuity Account Value
Transfers
Market Timing and Excessive Trading
Automatic Custom Transfers
Withdrawals

Withdrawals to Pay Investment Manager or

Financial Advisor Fees
Tax Consequences of Withdrawals
Telephone and Internet Transactions
Death Benefit
Proportional Withdrawals (Oregon only)
Beneficiary
Distribution of Death Benefit
Contingent Annuitant

Charges and Deductions
Mortality and Expense Risk Charge
Contract Maintenance Charge
Transfer Fees
Expenses of the Portfolios
Premium Tax
Other Taxes

Payout Options
Periodic Withdrawals
Annuity Payouts
Seek Tax Advice
Federal Tax Matters
Taxation of Annuities
Individual Retirement Annuities
Assignments or Pledges
Distribution of the Contracts
Voting Rights
Rights Reserved by Great-West
Legal Proceedings
Legal Matters

Independent Registered Public Accounting

Firm
Incorporation of Certain Documents by Reference and Available Information
Table of Contents of Statement of Additional Information

Appendix A—Condensed Financial

Information
Appendix B—Market Value Adjustments
Appendix C—Net Investment Factor

Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”) that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you’re contributing to the annuity.

Accumulation Unit—The unit of measure that we use to calculate the value of your interest in a Sub-Account.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Schwab Select Annuity Structure

Your total Annuity Account can be made up of a Variable and a Fixed Account.

Annuity Account Value—The sum of all the investment options credited to your Annuity Account—less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)—An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Code.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan—A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contract Maintenance Charge—For contracts with an Annuity Account Value of less than $50,000 on the applicable contract anniversary date, an annual charge of $25 applies. Also, if your Annuity Account Value falls below $50,000, the

Contract Maintenance Charge will apply until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

Contributions—The amount of money you invest or deposit into your annuity.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value—The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period—The number of years available in the Guarantee Period Fund during which Great-West will credit a stated rate of interest. Great-West may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.

Guarantee Period Fund—A fixed investment option which pays a stated rate of interest for a specified time period.

Guarantee Period Maturity Date—The last day of any Guarantee Period.

Guaranteed Interest Rate—The minimum annual interest rate in effect that applies to each Guarantee Period at the time the Contribution is made.

Market Value Adjustment (or MVA)—An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates

Non-Qualified Annuity Contract—An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio—A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin.

Primary Annuitant—See Annuitant, above; if a Contingent Annuitant is named in the application, the Primary Annuitant receives payments based on the applicable payout option during his/her lifetime and payments continue, after the death of the Primary Annuitant, for the life of the surviving Contingent Annuitant.

Proportional Withdrawals—(effective for Contracts issued after April 30, 2004 in Oregon only); a partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit.

Request—Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and Charles Schwab & Co., Inc. (“Schwab”) received at the Annuity Administration Department at Great-West (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account—Variable Annuity-1 Series Account; the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value—The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution, Transfer, or other Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be priced on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange (“NYSE”) is open for trading.

Transfer—Moving money from and between the Sub-Account(s) and the Guarantee Period Fund.

Variable Account Value—The value of the Sub-Accounts credited to you under the Annuity Account.

VARIABLE ANNUITY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:	None

(as a percentage of purchase payments)

Surrender Charge:	None

(as a percentage of purchase payments)

Maximum Transfer Charge:	$10*

*Applicable to each Transfer after the first twelve Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	$25*

*The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Series Account Annual Expenses

(as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:	0.85%

Account Fees and Expenses:	None

Total Series Account Annual Expenses:	0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets,

including management fees, distribution and/or

service (12b-1) fees, and other expenses)	0.28%	1.55%[2]

2.

The expenses shown do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2007. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.26% and 1.24%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, would be:

1 year	3 years	5 years	10 years
$250	$807	$1,449	$3,488

The example does not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted from Annuity Account Value upon full surrender, death, or annuitization. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" on page __ of this Prospectus. Owners who purchase the variable annuity described in this Prospectus may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the variable annuity contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

Further, the Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

The Schwab Select Annuity is no longer available for purchase, although we continue to accept additional Contributions under the Contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified contracts arises under the Contract.

How to contact Schwab Insurance Services:

Schwab Insurance Services

P.O. Box 7666

San Francisco, CA 94120-9639

Attention: Insurance & Annuities Department

800-838-0650

Your initial Contribution was required to be at least $5,000; $2,000 if an IRA, or $1,000 if you were setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500, or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your “free look period” your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. Free look allocations are described in more detail on page __ of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawals.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page __.

For accounts under $50,000 as of each Contract anniversary date, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each such Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at Great-West. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page __ of this Prospectus.

This summary highlights some of the more significant aspects of the Schwab Select Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we redomesticated under the laws of the state of Colorado.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

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The Series Account

We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into 64 Sub-Accounts, 50 of which are currently available under the Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request.

Each Portfolio:

•	holds its assets separate from the assets of the other Portfolios,
•	has its own distinct investment objective and policy, and
•	operates as a separate investment fund.

The income, gains, and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Fund Trust— advised by AIM Advisors, Inc., Houston, Texas.

AIM V.I. Core Equity Fund – Series I Shares seeks growth of capital. The Portfolio normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the Portfolio managers believe have the potential for above-average growth in earnings. The Portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. In complying with this 80% investment requirement, the Portfolio’s investments may include synthetic instruments which have economic characteristics similar to the Portfolio’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management or cash purposes, the Portfolio may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. High Yield Fund – Series I Shares seeks to achieve a high level of current income. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., “junk” bonds. In complying with this 80% investment requirement, the Portfolio's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include futures and options. The Portfolio considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The Portfolio will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings or deemed by the Portfolio managers to be of comparable quality. The Portfolio may also invest in preferred stock. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in credit derivatives. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. International Growth Fund – Series I Shares seeks to provide long-term growth of capital. The Portfolio seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Portfolio focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Portfolio will normally invest in companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Portfolio may invest no more than 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

AIM V.I. Technology Fund – Series I Shares seeks capital growth and normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technologies, biotechnology, communications, computers, electronics, Internet IT services and consulting, software, telecommunications equipment and services, IT infrastructure and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. While the Portfolio’s investments are diversified across the technology sector, the Portfolio’s investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets because the Portfolio is limited to a comparatively narrow segment of the economy. This means that the Portfolio tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of Portfolio shares may rise or fall rapidly.

The Alger American Fund — advised by Fred Alger Management, Inc. of New York, New York.

Alger American Growth Portfolio – Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

Alger American MidCap Growth Portfolio – Class O Shares seeks long-term capital appreciation. It focuses on midsized companies that the manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

Alliance Variable Products Series Fund, Inc. — advised by AllianceBernstein L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio may also invest in high-quality securities and in securities of foreign issuers. The Portfolio may enter into derivatives transactions, such as options, futures, forwards and swap agreements.

AllianceBernstein VPS Growth Portfolio - Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio may enter into derivatives transactions, such as options, futures or forwards agreements. The Portfolio may invest in zero coupon securities and payment-in-kind bonds, depositary receipts and asset-backed securities. The Portfolio may also enter into forward commitments.

AllianceBernstein VPS International Growth Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States. The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises. The Portfolio also may invest in debt securities and convertible debt securities. The Portfolio may maintain no more than 5% of its net assets in lower-rated securities. The Portfolio may enter into derivatives transactions, such as options, futures, forwards and swap agreements.

AllianceBernstein VPS International Value Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of stocks of non-U.S. companies. The Portfolio’s investment strategy emphasizes investment in companies that are determined to be undervalued, using a fundamental value approach. The Portfolio invests typically in stocks of established companies selected from more than 40 developed and emerging market countries. Countries are usually weighted in proportion to the size of their stock markets, although the Portfolio may over- or under-weight a country depending on the relative attractiveness of investments in that country.

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities generally representing 60 to 110 companies. Under normal market conditions, the Portfolio will invest at least 80% of the value of its net assets in the equity securities of small to mid-

capitalization companies. The Portfolio’s investment strategy emphasizes investment in companies that are determined by the Portfolio’s adviser to be undervalued, using a fundamental value approach.

AllianceBernstein VPS Utility Income Portfolio - Class A Shares seeks current income and long-term growth of capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 20% of its net assets in equity and fixed-income securities of domestic and non-U.S. corporate and governmental issuers other than utility companies.

American Century Variable Portfolios, Inc. — advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund - Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP International Fund – Original Class Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies. The Portfolio invests primarily in securities of issuers in developed countries. International investing involves special risks including currency fluctuation and political instability.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund - Original Class Shares seeks long-term capital growth. Income is a secondary objective. The Portfolio managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Baron Capital Funds Trust — advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund: Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Portfolio invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion.

Delaware VIP Trust — The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Growth Opportunities Series – Standard Class seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Portfolio’s investment advisors consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio’s investment. The Portfolio may also invest in securities that are convertible into common stocks. In selecting stocks for the Portfolio, the investment advisors typically look for companies that have established themselves within their industry, but still have growth potential.

Delaware VIP Small Cap Value Series – Standard Class seeks capital appreciation. Under normal circumstances, at least 80% of the Portfolio’s net assets will be in investments of small-capitalization companies. For the purposes of this Portfolio, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward, are investment considerations for the Portfolio.

Dreyfus Investment Portfolios – advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue-chip” companies with total market values of more than $5 billion at the time of purchase including multinational companies. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.

Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services, or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests small companies with total market capitalizations of less than $2 billion at the time of purchase.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks of domestic and foreign issuers.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I —advised by Deutsche Investment Management Americas Inc. of New York, New York.

DWS Capital Growth VIP - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies comprising the S&P 500 Index. In choosing stocks, the Portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management, and strong balance sheets.

DWS Growth and Income VIP– Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The managers may favor securities from different industries and companies at different times.

DWS Health Care VIP - Class A Shares seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

DWS Variable Series II —advised by Deutsche Investment Management Americas Inc. of New York, New York.

DWS Blue Chip VIP - Class A Shares seeks growth of capital and income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers consider to be “blue chip” companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industry and strong management.

DWS Dreman High Return Equity VIP - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. Sub-advised by Dreman Value Management LLC.

DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP) - Class A Shares seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies. Sub-advised by Dreman Value Management LLC.

DWS Large Cap Value VIP - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the Portfolio managers believe are undervalued. Sub-advised by Deutsche Asset Management International GmbH.

DWS Investments VIT Funds —advised by Deutsche Asset Management, Inc. of New York, New York.

DWS Small Cap Index VIP - Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series

Federated American Leaders Fund II – Primary Shares seeks long-term growth of capital with a secondary objective to provide income. The Portfolio pursues its investment objective by using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 50% of their industry in terms of revenues, are characterized by sound management and have the ability to finance expected growth. Large capitalization companies are defined as those with market capitalizations similar to companies in the Standard & Poor’s 500 Citigroup Value Index, which as of February 28, 2006 ranged from $740 million to $233 billion. The Portfolio limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies. Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Federated Fund for U.S. Government Securities II seeks to provide current income. The Portfolio’s overall strategy is to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities (including mortgage-backed securities issued or guaranteed by United States government agencies or instrumentalities), investment- grade non-governmental mortgage-backed securities and related derivative contracts. Advised by Federated Investment Management Company of Pennsylvania.

Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation. The Portfolio pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential. The Portfolio’s investment adviser’s process for selecting equity investments attempts to identify mature, mid- to large-cap companies with high relative dividend yields that are likely to maintain or increase their dividends. The investment adviser selects fixed-income investments that offer high current yields. Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust—advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Franklin Small Cap Value Securities Fund – Class I Shares seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. The Portfolio invests mainly in equity securities of companies that the manager believes are undervalued.

Gartmore Variable Insurance Trust — advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

GVIT Mid Cap Index Fund - Class II (formerly Dreyfus GVIT Mid Cap Index Fund) seeks capital appreciation. Under normal conditions, the Portfolio invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.

Janus Aspen Series — advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Flexible Bond Portfolio – Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Large Cap Growth Portfolio – Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000® Index at the time of purchase.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Growth and Income Portfolio - Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the Portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the Portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Portfolio’s income component may consist of structured securities such as equity-linked structured notes. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series International Growth Portfolio – Institutional Shares seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Worldwide Growth Portfolio – Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Balanced Portfolio – Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Janus Aspen Series Flexible Bond Portfolio – Service Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Series Growth and Income Portfolio - Service Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the Portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the Portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Portfolio’s income component may consist of structured securities such as equity-linked structured notes. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

Janus Aspen Series International Growth Portfolio – Service Shares seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio - Class S Shares seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

Oppenheimer Variable Account Funds – advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues “growth-type” companies, cyclical industries, and special situations that are considered to have appreciation possibilities.

PIMCO Variable Insurance Trust — advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within a two-to-six-year time frame based on PIMCO’s forecast for interest rates. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Low Duration Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three-to six-year frame based on PIMCO’s forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assts in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may not invest in equity securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Pioneer Investments, Inc. — advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Fund VCT Portfolio – Class I Shares seeks reasonable income and capital growth. The Portfolio invests in a broad range of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. The Portfolio invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

Pioneer Growth Opportunities VCT Portfolio – Class I Shares seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in equity securities of companies the adviser considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio – Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell MidCap Value Index. The Portfolio focuses on issuers with capitalization in the $1 billion to $10 billion range, and that range will change depending on market conditions.

Pioneer Small Cap Value VCT Portfolio – Class I Shares seeks capital growth by investing in a diversified portfolio of securities, consisting primarily of equity securities of small companies. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month.

Prudential Series Fund, Inc. — managed by Prudential Investments LLC of Newark, New Jersey and sub-advised by Jennison Associates, LLC of New York, NY and Salomon Brothers Asset Management of New York, NY.

Prudential Series Fund Equity Portfolio Class II seeks long-term growth of capital by investing in the common stock of major established companies (companies with over $5 billion in market capitalizations) as well as smaller companies.

Schwab Annuity Portfolios — advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II™ seeks to provide high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™ seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor’s Composite Stock Price Index(the S&P 500®).

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC of New York, New York.

Third Avenue Value Portfolio – Variable Series Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio’s investments at any time will depend on the industries and types of securities the adviser believes hold the most value within the Portfolio’s investment strategy.

The Universal Institutional Funds, Inc. — advised by Morgan Stanley Investment Management Inc. (“MSIM”) of New York, New York. MSIM does business in certain instances as “Van Kampen.”

Universal Institutional Funds U.S. Real Estate Portfolio – Class I Shares seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.

Van Kampen Life Investment Trust — advised by Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock - Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen LIT Growth and Income - Class I Shares seeks long-term growth of capital and income. The Portfolio may invest up to 15% of its assets in equity real estate investment trusts (“REITs”).

Wells Fargo Advantage Funds — advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company, located in San Francisco, California.

Wells Fargo Advantage VT Small/Mid Cap Value Fund – Class VT Shares (formerly Wells Fargo Advantage VT Multi Cap Value Fund) seeks long-term capital appreciation. The Portfolio invests principally in equity securities of small- and medium capitalization companies, defined as companies with market capitalizations within the range of the Russell 2500TM Index. Up to 30% of the Portfolio’s total assets may be invested in equity securities of foreign issuers, including American Depository Receipts and similar investments.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Wells Fargo Advantage VT Opportunity Fund - Class VT Shares seeks long-term capital appreciation. The Portfolio invests principally in equity securities of medium-capitalization companies, defined as those within the range of market capitalizations of companies in the Russell MidCap® Index. The manager reserves the right to hedge the Portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, the manager will not engage in extensive foreign currency hedging.

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Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

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Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center. You may also visit www.Schwab.com/annuities,

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

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Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

Great-West and GWFS Equities, Inc. (“GWFS”) reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.

The Guarantee Period Fund

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund will be deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values.

Consequently, these assets accrue solely to the benefit of Great-West and any gain or loss in the non-unitized market value separate account is borne entirely by Great-West. You will receive the Contract guarantees made by Great-West for amounts you contribute to the Guarantee Period Fund.

When you contribute or Transfer amounts to the Guarantee Period Fund, you select a new Guarantee Period from those available. All Guarantee Periods will have a term of at least three years for Contracts issued after June 1, 2003. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date we receive them.

Each Guarantee Period will have its own stated rate of interest and maturity date determined by the date the Guarantee Period is established and the term you choose.

Currently, Guarantee Periods with annual terms of three to ten years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may change in the future, but this will not have an impact on any Guarantee Period already in effect.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see

“Breaking a Guarantee Period” on page __). Any amount withdrawn or transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page __.

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Investments of the Guarantee Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets—especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

•	Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government.
•

Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

•

Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations—although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms—are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.

•

Commercial paper, cash, or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by Colorado and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

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Subsequent Guarantee Periods

Before annuity payouts begin, you may reinvest the value of amounts in a maturing Guarantee Period in a new Guarantee Period of any length we offer at that time. On the quarterly statement you receive prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. The Guarantee Period available for new Contributions may be changed at any time, including between the date we notify you of a maturing Guarantee Period and the date a new Guarantee Period begins.

If you do not tell us where you would like the amounts in a maturing Guarantee Period allocated by the maturity date, we will automatically allocate the amount to a Guarantee Period of the same length as the maturing period. If the term previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period term. If none of the above is available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Sub-Account.

No Guarantee Period may mature later than six months after your Payout Commencement Date. For example, if a 3-year Guarantee Period matures and the Payout Commencement Date begins 1¾ years following its Guarantee Period Maturity Date, the matured value will be transferred to a 2-year Guarantee Period.

Breaking a Guarantee Period

If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

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Interest Rates

The declared annual rates of interest are guaranteed throughout the Guarantee Period. For Guarantee Periods not yet in effect, Great-West may declare interest rates different from those currently in effect. When a subsequent Guarantee Period begins, the rate applied will be equal to or more than the rate currently in effect for new Contracts with the same Guarantee Period.

The stated rate of interest must be at least equal to the Guaranteed Interest Rate, but Great-West may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law.

We guarantee an effective yearly interest rate that complies with the non-forfeiture law that is in effect on the issue date for the state in which this Contract was delivered. As explained above, a negative Market Value Adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate applicable to this Contract and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which Great-West may acquire using funds deposited into the Guarantee Period Fund. In addition, Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

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Market Value Adjustment

Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund’s Maturity Date, you:

•	surrender your investment in the Guarantee Period Fund;
•	transfer money from the Guarantee Period Fund;
•	partially withdraw money from the Guarantee Period Fund;
•	take a periodic withdrawal;
•	apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account; or
•	take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

•	transfer to a Sub-Account offered under this Contract;
•	surrenders, partial withdrawals, annuitization or periodic withdrawals; or
•	a single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.

Free Look Period

During the free look period (ten days or longer where required by law), you may cancel your Contract. If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at Great-West.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Transaction Date. During the free look period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the free look period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the free look period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. During the free look period, all Contributions will be processed as follows:

•	Amounts you specify to be allocated to one or more of the available Guarantee Periods will be allocated as directed, effective upon the Transaction Date.

•

Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 only with our prior approval. Additional Contributions will be credited on the date received by the Annuity Administration Department at GWL&A if received before 4:00 p.m. Eastern Time and the NYSE is open for business. Additional Contributions received after 4:00 p.m. Eastern Time will be credited on the next business day the NYSE is open for business.

Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you’d like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You’ll receive a confirmation of each Contribution you make upon its acceptance.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of the Variable and Fixed Account Values established under your Contract.

Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge,
•	minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
•	minus any applicable Transfer fees, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a “valuation date”). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern Time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts and the available Guarantee Periods by Request to the Annuity Administration Department at Great-West. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred;
•	the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made; and
•	the Sub-Account(s) and/or Guarantee Period(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and the Guarantee Period Fund during any calendar year, subject to certain restrictions discussed in this section. We reserve the right to limit the number of Transfers you make.

There is no charge for the first 12 Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the 12 free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Administration Department at Great-West if received before 4:00 p.m. Eastern Time. Requests received after 4:00 p.m. Eastern Time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page __. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

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Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to discourage market timing and excessive trading by Owners. As part of those procedures, we will rely on the Portfolios to monitor for such activity. If such activity is identified by a Portfolio, we will request a determination from the Portfolio as to whether such activity constitutes improper trading. If the Portfolio determines that the activity constitutes improper trading, the Company will contact the Owner via telephone and/or in writing to request that the Owner stop market timing and/or excessive trading immediately. We will then provide a subsequent report of the Owner's trading activity to the Portfolio. If the Portfolio determines that the Owner has not ceased improper trading, we will contact the Owner by telephone and/or in writing to inform the Owner that all Transfer Requests must be submitted to Great-West via a paper form that is mailed through U.S. mail (“U.S. Mail Restriction”); the Owner will not be permitted to make Transfer Requests via overnight mail, fax, the web, voice response unit, or the call center. Once the U.S. Mail Restriction has been in place for one hundred eighty (180) days, the restricted Owner may request that we lift the U.S. Mail Restriction by signing, dating and returning a form to us whereby the individual acknowledges the potentially harmful effects of improper trading on Portfolios and other investors, represents that no further improper trading will occur, and acknowledges that we may implement further restrictions, if necessary, to stop improper trading by the individual.

Please note that our market timing procedures are such that we do not impose trading restrictions unless or until the applicable underlying Portfolio first detects and notifies us of potential market timing or excessive trading activity. Accordingly, we cannot prevent all market timing or excessive trading transfer activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Portfolios do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Owners whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, a Portfolio may impose a redemption fee. We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the SEC, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect market timing and/or excessive trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

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Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted). These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to the other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
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You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06 Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time Rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual, and annual Transfers will not count toward the twelve free Transfers.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Variable Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
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You must specify the percentage of your Variable Account Value you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal request to the Annuity Administration Department at Great-West. Withdrawals are not permitted by telephone. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, plus any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page __.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
•	A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.

Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax adviser prior to authorizing a withdrawal from your Annuity Account Value.

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Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

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Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please "Federal Tax Matters" on page __.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

Telephone and Internet Transactions

You may make Transfer Requests by telephone, fax, and/or Internet. Transfer Requests received before 4:00 p.m. Eastern Time on a day that we and the NYSE are open for business will be made on that day at that day’s unit value. Transfer requests received after 4:00 p.m. Eastern Time will be made on the next business day that we and the NYSE are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax, and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

Death Benefit

The Death Benefit, if any, will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less partial withdrawals and/or periodic withdrawals, and less any Premium Tax.

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Proportional Withdrawals (Oregon Only)

Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued prior to April 30, 2004, in the State of Oregon will be as stated above. For Contracts issued in Oregon after April 30, 2004, the Death Benefit will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less Proportional Withdrawals and less any Premium Tax.

Proportional Withdrawals (effective for Contracts issued after April 30, 2004 in Oregon only) are withdrawals, if any, made by you, whether partial and/or periodic, which reduce your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value. Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. Therefore, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75%

($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 75% and then reduced by 33%, or $16,750). Here, the Death Benefit is $100,000.

In a declining market, where a Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here, the Death Benefit is $20,000.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

Fixed Account Value

•	payout in a single sum that may be subject to a Market Value Adjustment, or
•	payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within six months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

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Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary at any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Administration Department, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
•	such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

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Distribution of Death Benefit

Death of Annuitant

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at Great-West, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable;
•	Certain Transfers;
•	a Contract Maintenance Charge; and
•	our assumption of mortality and expense risks.

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Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

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Contract Maintenance Charge

We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the Contract, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.

The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of such Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until an anniversary date on which your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge.

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Transfer Fees

There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fees.

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Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

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Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

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Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts in four ways—through periodic withdrawals, variable annuity payouts, fixed annuity payouts or a single sum payment. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant’s 91st birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70½.

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Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals.
•	A minimum withdrawal amount of at least $100.
•	The calendar day of the month on which withdrawals will be made.
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.
•	Maturing Guarantee Periods renew into the shortest Guarantee Period then available.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero;
•	The Annuity Account Value is zero;
•	You request that withdrawals stop; or
•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Interest only—Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution—If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a) (9).

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see the sections on “Withdrawals” on page __ and “Federal Tax Matters” on page __ in this prospectus.

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Annuity Payouts

You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be at least one year after the Effective Date of the Contract. If you do not select an Annuity Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of the Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

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If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years.

Variable life annuity—This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences, and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option,
•	no additional Contributions will be accepted under the Contract, and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" on page __ for details.

If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options:

Income of specified amount—The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Income for a specified period—Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Fixed life annuity with guaranteed period—This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years.

Fixed life annuity—This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

Any other form of a fixed annuity acceptable to us.

Annuity IRAs

The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs (“Annuity IRA”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary depends on the type of Contract, and on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

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Taxation of Annuities

Section 72 of the Code governs the taxation of annuities and distributions from IRAs. You, as a “natural person,” will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected). However, under certain circumstances, you may be subject to current taxation. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Non-Qualified Annuity Account Value will be treated as a distribution of such portion. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income. An Annuity IRA may not be assigned as collateral for a loan.

As a general rule, if the Non-Qualified Contract is not owned by a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. The Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

The rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is an Annuity IRA.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is purchased on behalf of an employee upon termination of a qualified plan.
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the

Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from, or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract."

The taxable portion of any withdrawal is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the Contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:

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If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner’s death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.

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If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract must be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner’s death from an IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although the Company may not control the investments of the Sub-accounts or the Portfolios, it expects that the Sub-accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under a Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.

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Individual Retirement Annuities

The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code and your Contract and IRA endorsement. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract. If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract is issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.

Distribution of the Contracts

The Contracts are no longer available for sale. We previously offered the Contract on a continuous basis pursuant to a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts were sold in those states where the Contract could lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of NASD. Schwab’s principal offices are located at 101 Montgomery Street, San Francisco, California 94104.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer and is a member of NASD. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The

Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page __ of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by NASD rules and other applicable laws and regulations. In the past, the marketing allowance and/or other promotional incentives or payments to Schwab have amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may have received or will continue to receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval and approval from any appropriate regulatory authority of the changes. Approval may not be required in all cases, however.

Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account;
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	To change the time or time of day at which a valuation date is deemed to have ended, and/or;

•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements of Great-West appearing in the Statement of Additional Information and the related financial statement schedules included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the registration statement which reports express an unqualified opinion on the financial statements and financial statement schedules and include an explanatory paragraph referring to Great-West’s change in method of accounting for share-based payments and defined benefit and other post-retirement plans as required by accounting guidance which Great-West adopted on January 1, 2006 and December 31, 2006, respectively, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auiditing.

Incorporation of Certain Documents by Reference and Available Information

Great-West’s Annual Report on Form 10-K for the year ended December 31, 2006, is incorporated herein by reference, which means that it is legally a part of this Prospectus. All documents or reports filed by Great-West under Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the effective date of this Prospectus are also incorporated by reference. Such documents or reports will be part of this Prospectus from the date such documents are filed.

Great-West files its Exchange Act documents and reports, including its annual and quarterly annual reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000744455.

We have filed a registration statement ("Registration Statement") with the SEC under the Securities Act of 1933, as amended, relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the registration statement and its exhibits for further information.

You may request a free copy of any or all of the information incorporated by reference into the Prospectus (other than exhibits not specifically incorporated by reference into the text of such documents). Please direct any oral or written request for such documents to:

Annuity Administration Department

P. O. Box 173920

Denver, Colorado 80217-3920

1-800-838-0650

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference and other information filed electronically by Great-West concerning the Contract and the Series Account. Certain information concerning Great-West and its products is also available online at http://www.gwla.com.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

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Table of Contents of Statement of Additional Information

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	the calculation of annuity payments;
•	postponement of payments;
•	services;
•	withholding; and
•	financial statements for the Series Account and Great-West Life & Annuity Insurance Company.

Appendix A—Condensed Financial Information

Selected data for Accumulation Units

Outstanding through each period ending December 31, 2006

	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Technology	Alger American Growth	Alger American MidCap Growth	Alliance-Bernstein VPS Growth & Income	Alliance-Bernstein VPS Growth	Alliance-Bernstein VPS International Value

Date Sub-Account Commenced Operations	11/01/96	11/01/96	5/1/06	03/01/00	11/01/96	06/13/03	5/1/06	5/1/06	5/1/06
2006
Beginning Unit Value	$16.75	$13.18	$10.00	$2.40	$18.99	$15.02	$10.00	$10.00	$10.00
Ending Unit Value	$19.32	$14.48	$11.10	$2.63	$19.80	$16.40	$11.14	$9.91	$11.28
Number of Units Outstanding	491,295	461,672	114,372	1,901,920	881,549	180,152	41,021	61,689	549,832
Net Assets (000's)	$9,483	$6,681	$1,269	$4,997	$17,453	$2,954	$457	$612	$6,201

2005
Beginning Unit Value	$16.34	$12.94		$2.37	$17.09	$13.79
Ending Unit Value	$16.75	$13.18		$2.40	$18.99	$15.02
Number of Units Outstanding	671,647	648,673		2,585,222	1,228,712	248,806
Net Assets (000's)	$11,249	$8,552		$6,201	$23,333	$3,737

2004
Beginning Unit Value	$15.81	$11.77		$2.28	$16.34	$12.30
Ending Unit Value	$16.34	$12.94		$2.37	$17.09	$13.79
Number of Units Outstanding	910,736	1,180,535		3,999,568	1,500,779	269,117
Net Assets (000's)	$14,884	$15,281		$9,469	$25,655	$3,712

2003
Beginning Unit Value	$13.01	$9.50		$1.58	$12.19	$10.00
Ending Unit Value	$15.81	$11.77		$2.28	$16.34	$12.30
Number of Units Outstanding	1,318,309	1,612,798		4,628,543	1,821,665	194,735
Net Assets (000's)	$20,856	$18,989		$10,562	$29,776	$2,396

2002
Beginning Unit Value	$16.22	$9.70		$3.01	$18.35
Ending Unit Value	$13.01	$9.50		$1.58	$12.19
Number of Units Outstanding	1,584,575	1,586,371		3,230,415	2,113,428
Net Assets (000's)	$20,623	$15,065		$5,117	$25,771

2001
Beginning Unit Value	$17.97	$11.51		$5.60	$20.99
Ending Unit Value	$16.22	$9.70		$3.01	$18.35
Number of Units Outstanding	2,191,193	1,802,549		4,253,860	2,859,914
Net Assets (000's)	$35,560	$17,491		$12,785	$52,489

	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Technology	Alger American Growth	Alger American MidCap Growth	Alliance-Bernstein VPS Growth & Income	Alliance-Bernstein VPS Growth	Alliance-Bernstein VPS International Value
2000
Beginning Unit Value	$17.28	$13.14		$10.00	$24.84
Ending Unit Value	$17.97	$11.51		$5.60	$20.99
Number of Units Outstanding	2,043,703	1,919,249		4,296,975	3,090,861
Net Assets (000's)	$36,739	$22,081		$24,047	$64,886
1999
Beginning Unit Value	$15.18	$12.13			$18.74
Ending Unit Value	$17.28	$13.14			$24.84
Number of Units Outstanding	1,752,510	2,003,863			2,200,675
Net Assets (000's)	$30,299	$26,326			$54,671

1998
Beginning Unit Value	$13.27	$12.09			$12.76
Ending Unit Value	$15.18	$12.13			$18.74
Number of Units Outstanding	1,638,804	1,867,862			1,306,403
Net Assets (000's)	$24,882	$22,654			$24,487

1997
Beginning Unit Value	$10.44	$10.39			$10.24
Ending Unit Value	$13.27	$12.09			$12.76
Number of Units Outstanding	1,271,028	1,360,681			417,062
Net Assets (000's)	$16,867	$16,450			$5,325

	Alliance-Bernstein VPS International Growth	Alliance-Bernstein VPS Small/Mid Cap Value	Alliance-Bernstein VPS Utility Income	American Century VP Balanced	American Century VP International	American Century VP Value	Baron Capital Asset	Delaware VIP Growth Opportunities	Delaware VIP Small Cap Value

Date Sub-Account Commenced Operations	05/02/05	5/1/06	06/13/03	06/13/03	11/01/96	06/13/03	05/03/99	5/1/06	06/13/03
2006
Beginning Unit Value	$12.18	$10.00	$15.38	$12.35	$17.09	$13.70	$17.16	$10.00	$16.18
Ending Unit Value	$15.36	$10.47	$18.88	$13.43	$21.19	$16.12	$19.65	$9.78	$18.64
Number of Units Outstanding	573,308	47,367	228,860	206,522	451,911	594,217	938,572	2,102	371,418
Net Assets (000's)	$8,804	$496	$4,330	$2,773	$9,572	$9,578	$18,447	$21	$6,923

2005
Beginning Unit Value	$10.00		$13.37	$11.87	$15.22	$13.16	$16.74		$14.91
Ending Unit Value	$12.18		$15.38	$12.35	$17.09	$13.70	$17.16		$16.18
Number of Units Outstanding	412,970		296,766	223,672	685,109	606,613	1,294,788		433,971
Net Assets (000's)	$5,029		$4,573	$2,763	$11,708	$8,311	$22,217		$7,021

2004
Beginning Unit Value			$10.84	$10.91	$13.35	$11.60	$13.44		$12.38
Ending Unit Value			$13.37	$11.87	$15.22	$13.16	$16.74		$14.91
Number of Units Outstanding			182,236	153,302	604,502	455,097	1,652,140		333,652
Net Assets (000's)			$2,444	$1,820	$9,199	$5,987	$27,659		$4,975

2003
Beginning Unit Value			$10.00	$10.00	$10.82	$10.00	$10.42		$10.00
Ending Unit Value			$10.84	$10.91	$13.35	$11.60	$13.44		$12.38
Number of Units Outstanding			53,982	76,175	702,872	207,509	1,704,855		271,405
Net Assets (000's)			$585	$831	$9,386	$2,408	$22,911		$3,360

2002
Beginning Unit Value					$13.70		$12.25
Ending Unit Value					$10.82		$10.42
Number of Units Outstanding					684,511		1,568,750
Net Assets (000's)					$7,404		$16,353

2001
Beginning Unit Value					$19.51		$11.00
Ending Unit Value					$13.70		$12.25
Number of Units Outstanding					756,485		1,057,192
Net Assets (000's)					$10,364		$12,954

	Alliance-Bernstein VPS International Growth	Alliance-Bernstein VPS Small/Mid Cap Value	Alliance-Bernstein VPS Utility Income	American Century VP Balanced	American Century VP International	American Century VP Value	Baron Capital Asset	Delaware VIP Growth Opportunities	Delaware VIP Small Cap Value
2000
Beginning Unit Value					$23.66		$11.40
Ending Unit Value					$19.51		$11.00
Number of Units Outstanding					808,346		655,329
Net Assets (000's)					$15,773		$7,209

1999
Beginning Unit Value					$14.54		$10.00
Ending Unit Value					$23.66		$11.40
Number of Units Outstanding					602,867		502,097
Net Assets (000's)					$14,264		$5,723

1998
Beginning Unit Value					$12.35
Ending Unit Value					$14.54
Number of Units Outstanding					560,117
Net Assets (000's)					$8,147

1997
Beginning Unit Value					$10.49
Ending Unit Value					$12.35
Number of Units Outstanding					298,157
Net Assets (000's)					$3,683

	GVIT MidCap Index	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Developing Leaders	Dreyfus VIF Growth & Income	Federated American Leaders II	Federated Fund for U.S. Government Securities II	Federated Capital Income II	Franklin Small Cap Value Securities

Date Sub-Account Commenced Operations	06/13/03	06/13/03	05/03/99	06/13/03	5/03/99	11/01/96	11/01/96	5/01/97	5/1/06
2006
Beginning Unit Value	$15.31	$14.38	$9.70	$13.82	$9.70	$18.46	$15.01	$11.35	$10.00
Ending Unit Value	$16.66	$15.37	$11.21	$14.22	$11.01	$21.38	$15.49	$13.02	$10.19
Number of Units Outstanding	274,219	97,405	748,494	15,916	284,156	594,989	2,126,743	84,898	46,636
Net Assets (000's)	$4,569	$1,497	$8,388	$226	$3,129	$12,721	$32,952	$1,105	$475

2005
Beginning Unit Value	$13.80	$13.29	$9.38	$13.18	$9.46	$17.73	$14.83	$10.77
Ending Unit Value	$15.31	$14.38	$9.70	$13.82	$9.70	$18.46	$15.01	$11.35
Number of Units Outstanding	321,995	166,558	966,050	31,391	470,061	798,024	2,552,069	131,204
Net Assets (000's)	$4,930	$2,396	$9,374	$434	$4,559	$14,734	$38,297	$1,489

2004
Beginning Unit Value	$12.05	$11.71	$9.00	$11.94	$8.88	$16.29	$14.44	$9.88
Ending Unit Value	$13.80	$13.29	$9.38	$13.18	$9.46	$17.73	$14.83	$10.77
Number of Units Outstanding	206,161	105,545	1,146,506	53,873	499,256	1,139,114	3,072,649	152,278
Net Assets (000's)	$2,845	$1,402	$10,749	$710	$4,725	$20,197	$45,578	$1,640

2003
Beginning Unit Value	$10.00	$10.00	$7.49	$10.00	$7.08	$12.86	$14.23	$8.26
Ending Unit Value	$12.05	$11.71	$9.00	$11.94	$8.88	$16.29	$14.44	$9.88
Number of Units Outstanding	89,494	71,020	1,205,655	32,811	509,435	1,235,169	3,813,779	210,670
Net Assets (000's)	$1,082	$831	$10,852	$392	$4,528	$20,143	$55,067	$2,082

2002
Beginning Unit Value			$9.07		$9.56	$16.26	$13.16	$10.95
Ending Unit Value			$7.49		$7.08	$12.86	$14.23	$8.26
Number of Units Outstanding			1,123,321		479,690	1,404,975	5,341,399	208,766
Net Assets (000's)			$8,416		$3,398	$18,098	$75,984	$1,724

2001
Beginning Unit Value			$10.09		$10.24	$17.12	$12.40	$12.81
Ending Unit Value			$9.07		$9.56	$16.26	$13.16	$10.95
Number of Units Outstanding			880,333		778,050	1,491,691	4,482,043	238,710
Net Assets (000's)			$7,987		$7,440	$24,283	$58,968	$2,615

	GVIT MidCap Index	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Developing Leaders	Dreyfus VIF Growth & Income	Federated American Leaders II	Federated Fund for U.S. Government Securities II	Federated Capital Income II	Franklin Small Cap Value Securities
2000
Beginning Unit Value			$10.24		$10.73	$16.87	$11.27	$14.18
Ending Unit Value			$10.09		$10.24	$17.12	$12.40	$12.81
Number of Units Outstanding			474,144		264,684	1,211,956	3,179,462	260,840
Net Assets (000's)			$4,784		$2,714	$20,780	$39,417	$3,340

1999
Beginning Unit Value			$10.00		$10.00	$15.95	$11.43	$14.07
Ending Unit Value			$10.24		$10.73	$16.87	$11.27	$14.18
Number of Units Outstanding			245,395		49,371	1,441,835	2,809,027	280,957
Net Assets (000's)			$2,513		$534	$24,346	$31,648	$3,985

1998
Beginning Unit Value						$13.67	$10.71	$12.45
Ending Unit Value						$15.95	$11.43	$14.07
Number of Units Outstanding						1,761,482	2,136,709	416,024
Net Assets (000's)						$28,117	$24,427	$5,852

1997
Beginning Unit Value						$10.42	$9.97	$10.00
Ending Unit Value						$13.67	$10.71	$12.45
Number of Units Outstanding						1,426,437	815,966	168,289
Net Assets (000's)						$19,505	$8,737	$2,095

	Janus Aspen Series Balanced – I Shares	Janus Aspen Series Flexible Bond – I Shares	Janus Aspen Series Growth & Income – I Shares	Janus Aspen Series Large Cap Growth – I Shares	Janus Aspen Series International Growth – I Shares	Janus Aspen Series Worldwide Growth – I Shares	Neuberger Berman AMT Regency	Oppenheimer Global Securities VA	PIMCO VIT High Yield

Date Sub-Account Commenced Operations	06/13/03	05/03/99	06/13/03	11/01/96	05/03/99	11/01/96	5/1/06	06/13/03	06/13/03
2006
Beginning Unit Value	$12.30	$13.50	$13.98	$15.46	$16.51	$16.75	$10.00	$17.33	$12.15
Ending Unit Value	$13.50	$13.95	$14.98	$17.08	$24.06	$19.63	$10.21	$20.22	$13.13
Number of Units Outstanding	330,379	1,492,279	317,368	813,133	1,180,543	795,482	14,983	861,712	640,350
Net Assets (000's)	$4,460	$20,817	$4,755	$13,884	$28,409	$15,616	$153	$17,423	$8,410

2005
Beginning Unit Value	$11.49	$13.35	$12.55	$14.95	$12.58	$15.96		$15.29	$11.77
Ending Unit Value	$12.30	$13.50	$13.98	$15.46	$16.51	$16.75		$17.33	$12.15
Number of Units Outstanding	230,243	1,759,803	260,460	1,079,726	1,284,382	1,065,418		964,276	478,371
Net Assets (000's)	$2,831	$23,756	$3,642	$16,694	$21,202	$17,845		$16,707	$5,811

2004
Beginning Unit Value	$10.68	$12.95	$11.31	$14.43	$10.67	$15.36		$12.94	$10.83
Ending Unit Value	$11.49	$13.35	$12.55	$14.95	$12.58	$15.96		$15.29	$11.77
Number of Units Outstanding	141,112	2,186,335	75,307	1,359,375	940,175	1,498,862		734,406	494,089
Net Assets (000's)	$1,621	$29,181	$945	$20,326	$11,831	$23,916		$11,226	$5,814

2003
Beginning Unit Value	$10.00	$12.27	$10.00	$11.05	$7.98	$12.49		$10.00	$10.00
Ending Unit Value	$10.68	$12.95	$11.31	$14.43	$10.67	$15.36		$12.94	$10.83
Number of Units Outstanding	50,999	2,699,036	56,553	1,841,786	1,180,411	1,959,271		465,732	371,489
Net Assets (000's)	$545	$34,946	$640	$26,576	$12,597	$30,092		$6,025	$4,025

2002
Beginning Unit Value		$11.20		$15.16	$10.81	$16.91
Ending Unit Value		$12.27		$11.05	$7.98	$12.49
Number of Units Outstanding		3,619,361		2,411,606	1,715,998	2,821,900
Net Assets (000's)		$44,421		$26,640	$13,686	$35,252

2001
Beginning Unit Value		$10.49		$20.32	$14.20	$21.99
Ending Unit Value		$11.20		$15.16	$10.81	$16.91
Number of Units Outstanding		2,866,207		3,590,948	2,109,314	3,763,889
Net Assets (000's)		$32,113		$54,439	$22,800	$63,654

	Janus Aspen Series Balanced – I Shares	Janus Aspen Series Flexible Bond – I Shares	Janus Aspen Series Growth & Income – I Shares	Janus Aspen Series Large Cap Growth – I Shares	Janus Aspen Series International Growth – I Shares	Janus Aspen Series Worldwide Growth – I Shares	Neuberger Berman AMT Regency	Oppenheimer Global Securities VA	PIMCO VIT High Yield
2000
Beginning Unit Value		$9.95		$23.98	$17.04	$26.30
Ending Unit Value		$10.49		$20.32	$14.20	$21.99
Number of Units Outstanding		1,624,948		4,289,162	2,082,710	4,803,181
Net Assets (000's)		$17,043		$87,143	$29,582	$105,639

1999
Beginning Unit Value		$10.00		$16.79	$10.00	$16.13
Ending Unit Value		$9.95		$23.98	$17.04	$26.30
Number of Units Outstanding		838,445		3,396,683	772,937	4,259,845
Net Assets (000's)		$8,347		$81,453	$13,174	$112,048

1998
Beginning Unit Value				$12.49		$12.62
Ending Unit Value				$16.79		$16.13
Number of Units Outstanding				1,979,076		3,616,710
Net Assets (000's)				$33,242		$58,337

1997
Beginning Unit Value				$10.26		$10.42
Ending Unit Value				$12.49		$12.62
Number of Units Outstanding				1,335,813		2,208,664
Net Assets (000's)				$16,678		$27,868

	PIMCO VIT Low Duration	PIMCO VIT Total Return	Pioneer Fund VCT	Pioneer Growth Opportunities VCT	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT	Prudential Series Fund Equity	Schwab MarketTrack Growth II

Date Sub-Account Commenced Operations	06/13/03	05/02/05	05/01/97	05/03/99	5/1/06	06/13/03	05/03/99	11/01/96
2006
Beginning Unit Value	$10.07	$10.06	$12.89	$14.13	$10.00	$16.97	$10.50	$17.85
Ending Unit Value	$10.38	$10.36	$14.91	$14.79	$10.63	$18.90	$11.68	$20.36
Number of Units Outstanding	1,573,871	1,068,975	339,662	482,332	1,936	244,342	92,861	768,094
Net Assets (000's)	$16,335	$11,075	$5,065	$7,146	$21	$4,611	$1,084	$15,638

2005
Beginning Unit Value	$10.05	$10.00	$12.25	$13.35		$14.89	$9.54	$17.02
Ending Unit Value	$10.07	$10.06	$12.89	$14.13		$16.97	$10.50	$17.85
Number of Units Outstanding	1,805,174	511,482	328,504	720,993		354,741	148,552	815,592
Net Assets (000's)	$18,177	$5,148	$4,236	$10,198		$6,029	$1,560	$14,558

2004
Beginning Unit Value	$9.96		$11.47	$11.01		$12.28	$8.79	$15.38
Ending Unit Value	$10.05		$12.25	$13.35		$14.89	$9.54	$17.02
Number of Units Outstanding	1,705,181		383,444	866,022		277,523	92,693	851,014
Net Assets (000's)	$17,144		$4,696	$11,577		$4,140	$884	$14,485

2003
Beginning Unit Value	$10.00		$9.27	$7.77		$10.00	$6.76	$12.22
Ending Unit Value	$9.96		$11.47	$11.01		$12.28	$8.79	$15.38
Number of Units Outstanding	1,377,547		467,227	899,779		110,301	92,393	897,279
Net Assets (000's)	$13,714		$5,359	$9,907		$1,354	$812	$13,807

2002
Beginning Unit Value			$12.62	$12.57			$8.81	$14.57
Ending Unit Value			$9.27	$7.77			$6.76	$12.22
Number of Units Outstanding			530,496	795,324			57,585	881,998
Net Assets (000's)			$4,918	$6,178			$389	$10,778

2001
Beginning Unit Value			$14.05	$10.64			$10.05	$16.05
Ending Unit Value			$12.62	$12.57			$8.81	$14.57
Number of Units Outstanding			859,655	1,066,369			119,514	896,576
Net Assets (000's)			$10,848	$13,404			$1,053	$13,067

	PIMCO VIT Low Duration	PIMCO VIT Total Return	Pioneer Fund VCT	Pioneer Growth Opportunities VCT	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT	Prudential Series Fund Equity	Schwab MarketTrack Growth II
2000
Beginning Unit Value			$15.88	$11.44			$9.85	$17.01
Ending Unit Value			$14.05	$10.64			$10.05	$16.05
Number of Units Outstanding			940,488	576,155			159,971	818,621
Net Assets (000's)			$13,212	$6,131			$1,607	$13,138

1999
Beginning Unit Value			$14.65	$10.00			$10.00	$14.34
Ending Unit Value			$15.88	$11.44			$9.85	$17.01
Number of Units Outstanding			1,065,919	155,643			32,428	560,533
Net Assets (000's)			$16,928	$1,780			$320	$9,532

1998
Beginning Unit Value			$11.83					$12.79
Ending Unit Value			$14.65					$14.34
Number of Units Outstanding			1,168,094					447,514
Net Assets (000's)			$17,116					$6,416

1997
Beginning Unit Value			$10.00					$10.35
Ending Unit Value			$11.83					$12.79
Number of Units Outstanding			357,176					284,530
Net Assets (000's)			$4,226					$3,638

	Schwab Money Market	Schwab S&P 500 Index	DWS Blue Chip VIP	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Capital Growth VIP	DWS Growth & Income VIP	DWS Health Care VIP

Date Sub-Account Commenced Operations	11/01/96	11/01/96	5/1/06	05/02/05	5/1/06	05/03/99	05/03/99	5/1/06
2006
Beginning Unit Value	$12.55	$18.26	$10.00	$10.79	$10.00	$9.23	$8.80	$10.00
Ending Unit Value	$13.01	$20.92	$10.78	$12.70	$10.59	$9.93	$9.91	$10.70
Number of Units Outstanding	4,679,657	4,214,715	65,905	393,335	172,640	252,611	102,578	55,203
Net Assets (000's)	$60,970	$88,285	$710	$4,996	$1,829	$2,509	$1,017	$591

2005
Beginning Unit Value	$12.31	$17.58		$10.00		$8.54	$8.37
Ending Unit Value	$12.55	$18.26		$10.79		$9.23	$8.80
Number of Units Outstanding	4,715,418	5,037,740		159,933		300,559	150,972
Net Assets (000's)	$59,235	$92,063		$1,725		$2,774	$1,328

2004
Beginning Unit Value	$12.31	$16.04				$7.98	$7.66
Ending Unit Value	$12.31	$17.58				$8.54	$8.37
Number of Units Outstanding	4,934,291	5,807,198				285,636	196,536
Net Assets (000's)	$60,763	$102,165				$2,440	$1,644

2003
Beginning Unit Value	$12.32	$12.62				$6.34	$6.09
Ending Unit Value	$12.31	$16.04				$7.98	$7.66
Number of Units Outstanding	6,586,308	6,460,145				353,028	273,363
Net Assets (000's)	$81,092	$103,661				$2,817	$2,094

2002
Beginning Unit Value	$12.26	$16.40				$9.03	$7.99
Ending Unit Value	$12.32	$12.62				$6.34	$6.09
Number of Units Outstanding	11,154,891	6,117,652				320,017	244,202
Net Assets (000's)	$137,495	$77,178				$2,029	$1,488

2001
Beginning Unit Value	$11.93	$18.83				$11.30	$9.09
Ending Unit Value	$12.26	$16.40				$9.03	$7.99
Number of Units Outstanding	13,479,708	6,729,128				438,902	376,108
Net Assets (000's)	$165,358	$110,371				$3,964	$3,006

	Schwab Money Market	Schwab S&P 500 Index	DWS Blue Chip VIP	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Capital Growth VIP	DWS Growth & Income VIP	DWS Health Care VIP
2000
Beginning Unit Value	$11.35	$20.95				$12.64	$9.36
Ending Unit Value	$11.93	$18.83				$11.30	$9.09
Number of Units Outstanding	12,387,477	5,933,342				403,433	190,165
Net Assets (000's)	$147,767	$111,752				$4,557	$1,728

1999
Beginning Unit Value	$10.93	$17.54				$10.00	$10.00
Ending Unit Value	$11.35	$20.95				$12.64	$9.36
Number of Units Outstanding	9,858,627	5,457,283				186,640	61,409
Net Assets (000's)	$111,967	$114,346				$2,360	$575

1998
Beginning Unit Value	$10.49	$13.81
Ending Unit Value	$10.93	$17.54
Number of Units Outstanding	6,647,088	4,084,150
Net Assets (000's)	$72,692	$71,644

1997
Beginning Unit Value	$10.07	$10.52
Ending Unit Value	$10.49	$13.81
Number of Units Outstanding	4,114,003	2,115,860
Net Assets (000's)	$43,163	$29,224

	DWS Large Cap Value VIP	DWS Small Cap Index VIP	Third Avenue Value	Universal Institutional Funds U.S. Real Estate*	Van Kampen LIT Comstock	Van Kampen LIT Growth & Income	Wells Fargo Advantage VT Small/Mid Cap Value	Wells Fargo Advantage VT Opportunity

Date Sub-Account Commenced Operations	05/02/05	05/03/99	5/1/06	09/17/97	05/02/05	05/02/05	05/03/99	5/1/06
2006
Beginning Unit Value	$10.47	$15.51	$10.00	$25.80	$10.61	$11.02	$13.34	$10.00
Ending Unit Value	$11.98	$18.06	$10.31	$35.32	$12.23	$12.70	$15.30	$10.41
Number of Units Outstanding	36,121	655,536	301,045	670,443	92,190	170,507	487,390	44,787
Net Assets (000's)	$433	$11,839	$3,104	$23,695	$1,128	$2,165	$7,450	$466

2005
Beginning Unit Value	$10.00	$15.00		$22.23	$10.00	$10.00	$11.55
Ending Unit Value	$10.47	$15.51		$25.80	$10.61	$11.02	$13.34
Number of Units Outstanding	21,833	833,460		708,617	70,737	79,968	642,411
Net Assets (000's)	$229	$12,923		$18,297	$751	$881	$8,569

2004
Beginning Unit Value		$12.85		$16.44			$9.97
Ending Unit Value		$15.00		$22.24			$11.55
Number of Units Outstanding		1,084,191		971,354			960,428
Net Assets (000's)		$16,261		$21,606			$11,090

2003
Beginning Unit Value		$8.85		$12.06			$7.27
Ending Unit Value		$12.85		$16.44			$9.97
Number of Units Outstanding		1,223,240		1,117,565			1,209,130
Net Assets (000's)		$15,713		$18,379			$12,086

2002
Beginning Unit Value		$11.24		$12.26			$9.54
Ending Unit Value		$8.85		$12.06			$7.27
Number of Units Outstanding		930,019		1,059,611			1,361,907
Net Assets (000's)		$8,228		$12,782			$9,923

2001
Beginning Unit Value		$11.10		$11.25			$9.24
Ending Unit Value		$11.24		$12.26			$9.54
Number of Units Outstanding		843,685		830,637			1,463,902
Net Assets (000's)		$9,484		$10,186			$13,995

	DWS Large Cap Value VIP	DWS Small Cap Index VIP	Third Avenue Value	Universal Institutional Funds U.S. Real Estate*	Van Kampen LIT Comstock	Van Kampen LIT Growth & Income	Wells Fargo Advantage VT Small/Mid Cap Value	Wells Fargo Advantage VT Opportunity
2000
Beginning Unit Value		$11.65		$8.86			$8.64
Ending Unit Value		$11.10		$11.25			$9.24
Number of Units Outstanding		464,935		786,877			553,906
Net Assets (000's)		$5,162		$8,860			$5,146

1999
Beginning Unit Value		$10.00		$9.25			$10.00
Ending Unit Value		$11.65		$8.86			$8.64
Number of Units Outstanding		203,338		347,481			91,471
Net Assets (000's)		$2,369		$3,083			$817

1998
Beginning Unit Value				$10.56
Ending Unit Value				$9.25
Number of Units Outstanding				308,021
Net Assets (000's)				$2,854

1997
Beginning Unit Value				$10.00
Ending Unit Value				$10.56
Number of Units Outstanding				176,075
Net Assets (000's)				$1,859

*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio after that date.

Appendix B—Market Value Adjustments

The amount available for a full surrender, partial withdrawal, or Transfer equals the amount requested plus or minus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula

The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor)

The MVAF is:

{[(1 + i)/(1 + j +.10%)] N/12} – 1

Where:

•

i is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.

•

j is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.

•	N is the number of complete months remaining until maturity.

The MVA will equal 0 if:

•	i and j differ by less than .10%
•	N is less than 6

Examples

Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates

(i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example 1—Increasing Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2005
Interest Guarantee Period	10 years
i	Assumed to be 6.15%
Surrender date	July 1, 2000
J	7.00%
Amount surrendered	$10,000
N	65
MVAF	= {[(1 + i)/(1 + j + .10%)]N/12} - 1
= {[1.0615/1.071]65/12} - 1
= .952885 - 1
= -.047115
MVA	= (amount transferred or surrendered) x MVAF
= $10,000 x - .047115
= - $471.15

Surrender Value = (amount transferred or surrendered + MVA)

= ($10,000 + - $471.15)
= $9,528.85

Example 2—Decreasing Interest Rates

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2005
Interest Guarantee Period	10 years
i	Assumed to be 6.15%
Surrender date	July 1, 2000
J	5.00%
Amount surrendered	$10,000
N	65
MVAF	= {[(1 + i)/(1 + j + .10%)]N/12} - 1
= {[1.0615/1.051]65/12} - 1
= .055323
MVA	= (amount transferred or surrendered) x MVAF
= $10,000 x .0055323
= $553.23

Surrender Value = (amount transferred or surrendered + MVA)

= ($10,000 + $553.23)
= $10,553.23

Example 3—Flat Interest Rates (i and j are within .10% of each other)

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2005
Interest Guarantee Period	10 years
I	Assumed to be 6.15%
Surrender date	July 1, 2000
J	6.24%
Amount surrendered	$10,000
N	65
MVAF	= {[(1 + i)/(1 + j + .10%)]N/12} - 1
= {[1.0615/1.0634]65/12} - 1
= .99036 - 1
= -.00964

However, [i-j] <.10%, so MVAF = 0

MVA	= (amount transferred or surrendered) x MVAF
= $10,000 x 0
= $0

Surrender Value = (amount transferred or surrendered + MVA)

= ($10,000 + $0)
= $10,000

Example 4—N equals less than six months to maturity

Deposit	$25,000 on November 1, 1996
Maturity date	December 31, 2005
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2005
J	7.00%
Amount surrendered	$10,000
N	5
MVAF	= {[(1 + i)/(1 + j + .10%)]N/12} - 1
= {[1.0615/1.071]5/12} - 1
= .99629 - 1
= -.00371

However, N<6, so MVAF = 0

MVA	= (amount transferred or surrendered) x MVAF
= $10,000 x 0
= $0

Surrender Value = (amount transferred or surrendered + MVA)

= ($10,000 + $0)

              = $10,000

Appendix C—Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

VARIABLE ANNUITY-1 SERIES ACCOUNT

Flexible Premium Deferred
Combination Variable and Fixed Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

Telephone: (800) 468-8661 (Outside Colorado)

(800) 547-4957 (Colorado)

B-1

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2007, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173920 Denver, Colorado 80217-3920 or at 1-800-838-0650.

May 1, 2007

TABLE OF CONTENTS

Page

GENERAL INFORMATION	B-3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT	B-3
CALCULATION OF ANNUITY PAYMENTS	B-3
-Fixed Annuity Options	B-3
-Variable Annuity Options	B-4
POSTPONEMENT OF PAYMENTS	B-4
SERVICES	B-4
- Safekeeping of Series Account Assets	B-4
- Independent Registered Public Accounting Firm	B-5
- Principal Underwriter	B-5
WITHHOLDING	B-5
FINANCIAL STATEMENTS	B-5

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company" or “GWL&A”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission (the “SEC”). The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

Best's Insurance Reports has assigned the Company to its highest of ten categories for financial strength and operating performance at A+, “Superior.” Fitch, Inc. has assigned the Company its second highest rating of eight categories to AA+, “Very Strong.” Standard & Poor's Corporation has assigned the Company to its second highest of nine categories with an AA, “Very Strong.” Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest category of nine categories.

CALCULATION OF ANNUITY PAYMENTS

A.	Fixed Annuity Options

The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

B.	Variable Annuity Options

To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the Annuity Payout Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each Variable Annuity Payment will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Great-West Annuity Administration Department. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the SEC, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the SEC may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of GWL&A.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as GWL&A’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for GWL&A and the Series Account and provides other audit, tax, and related services.

The consolidated balance sheets of GWL&A as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006, as well as the statements of assets and liabilities of the Series Account as of December 31, 2006, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as set forth in their reports appearing therein.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of GWL&A. GWFS is a Delaware corporation and is a member of NASD. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

Certain administrative services are provided by GWFS to assist GWL&A in processing the Contracts. These services are described in written agreements between GWFS and GWL&A. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The consolidated financial statements of GWL&A should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$9,493,435	$6,683,753	$1,269,439	$4,997,817	$17,455,306	$2,955,172
Investment income due and accrued
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company
Total assets	9,493,435	6,683,753	1,269,439	4,997,817	17,455,306	2,955,172
LIABILITIES:
Redemptions payable	9,740	2,029		366	31	335
Due to Great West Life & Annuity Insurance Company	1,108	778	149	594	2,035	347

Total liabilities	10,848	2,807	149	960	2,066	682

NET ASSETS	$9,482,587	$6,680,946	$1,269,290	$4,996,857	$17,453,240	$2,954,490
NET ASSETS REPRESENTED BY:
Accumulation units	$9,482,587	$6,680,946	$1,269,290	$4,996,857	$17,453,240	$2,954,490
Contracts in payout phase
NET ASSETS	$9,482,587	$6,680,946	$1,269,290	$4,996,857	$17,453,240	$2,954,490

ACCUMULATION UNITS OUTSTANDING	490,790	461,532	114,372	1,901,780	881,547	180,131

UNIT VALUE (ACCUMULATION)	$19.32	$14.48	$11.10	$2.63	$19.80	$16.40
(1) Cost of investments:	$8,133,950	$6,767,061	$1,146,038	$4,687,537	$15,405,948	$3,025,206
Shares of investments:	348,767	1,092,116	43,134	356,478	423,467	142,418
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$456,968	$611,644	$8,813,588	$6,249,629	$495,997	$4,326,454
Investment income due and accrued
Purchase payments receivable
Due to Great West Life & Annuity Insurance Company						3,621
Total assets	456,968	611,644	8,813,588	6,249,629	495,997	4,330,075
LIABILITIES:
Redemptions payable			8,739	48,223
Due to Great West Life & Annuity Insurance Company	53	70	1,025	718	58	504

Total liabilities	53	70	9,764	48,941	58	504

NET ASSETS	$456,915	$611,574	$8,803,824	$6,200,688	$495,939	$4,329,571
NET ASSETS REPRESENTED BY:
Accumulation units	$456,915	$611,574	$8,803,824	$6,200,688	$495,939	$4,319,992
Contracts in payout phase						9,579
NET ASSETS	$456,915	$611,574	$8,803,824	$6,200,688	$495,939	$4,329,571

ACCUMULATION UNITS OUTSTANDING	41,021	61,689	573,308	549,832	47,367	228,860

UNIT VALUE (ACCUMULATION)	$11.14	$9.91	$15.36	$11.28	$10.47	$18.88

(1) Cost of investments:	$436,611	$604,404	$7,459,662	$5,634,454	$467,270	$3,784,164
Shares of investments:	16,806	30,175	290,207	250,386	27,433	174,103
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	BARON CAPITAL ASSET FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$2,773,390	$9,574,864	$9,579,439	$18,448,995	$20,558	$6,923,440
Investment income due and accrued
Purchase payments receivable				42
Due from Great West Life & Annuity Insurance Company
Total assets	2,773,390	9,574,864	9,579,439	18,449,037	20,558	6,923,440
LIABILITIES:
Redemptions payable		1,557	247			6
Due to Great West Life & Annuity Insurance Company	324	1,113	1,116	2,162	2	812

Total liabilities	324	2,670	1,363	2,162	2	818

NET ASSETS	$2,773,066	$9,572,194	$9,578,076	$18,446,875	$20,556	$6,922,622
NET ASSETS REPRESENTED BY:
Accumulation units	$2,773,066	$9,572,194	$9,578,076	$18,446,875	$20,556	$6,922,622
Contracts in payout phase

NET ASSETS	$2,773,066	$9,572,194	$9,578,076	$18,446,875	$20,556	$6,922,622

ACCUMULATION UNITS OUTSTANDING	206,522	451,837	594,202	938,574	2,102	371,418

UNIT VALUE (ACCUMULATION)	$13.43	$21.19	$16.12	$19.65	$9.78	$18.64

(1) Cost of investments:	$2,663,490	$6,868,909	$8,755,764	$13,000,948	$20,161	$6,263,318
Shares of investments:	368,312	946,133	1,096,046	571,176	1,087	207,165
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	DREYFUS GVIT MID CAP INDEX FUND	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$4,594,686	$1,496,980	$8,388,887	$226,402	$3,126,538	$710,299
Investment income due and accrued					3,279
Purchase payments receivable			150
Due to Great West Life & Annuity Insurance Company
Total assets	4,594,686	1,496,980	8,389,037	226,402	3,129,817	710,299
LIABILITIES:
Redemptions payable	25,566	2
Due to Great West Life & Annuity Insurance Company	539	175	981	27	366	83

Total liabilities	26,105	177	981	27	366	83

NET ASSETS	$4,568,581	$1,496,803	$8,388,056	$226,375	$3,129,451	$710,216
NET ASSETS REPRESENTED BY:
Accumulation units	$4,568,581	$1,496,803	$8,388,056	$226,375	$3,129,451	$710,216
Contracts in payout phase

NET ASSETS	$4,568,581	$1,496,803	$8,388,056	$226,375	$3,129,451	$710,216

ACCUMULATION UNITS OUTSTANDING	274,219	97,405	748,507	15,916	284,156	65,905

UNIT VALUE (ACCUMULATION)	$16.66	$15.37	$11.21	$14.22	$11.01	$10.78

(1) Cost of investments:	$4,324,423	$1,552,085	$6,585,153	$220,076	$2,506,462	$674,619
Shares of investments:	247,959	86,083	197,154	5,387	126,121	43,927
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	DWS CAPITAL GROWTH VIP	DWS DREMAN HIGH RETURN EQUITY VIP	DWS DREMAN SMALL CAP VALUE VIP	DWS GROWTH & INCOME VIP	DWS HEALTH CARE VIP	DWS LARGE CAP VALUE VIP
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$2,509,135	$4,799,628	$1,829,333	$1,016,994	$590,577	$432,693
Investment income due and accrued		196,810
Purchase payments receivable	150
Due to Great West Life & Annuity Insurance Company
Total assets	2,509,285	4,996,438	1,829,333	1,016,994	590,577	432,693
LIABILITIES:
Redemptions payable
Due to Great West Life & Annuity Insurance Company	293	585	214	119	68	51

Total liabilities	293	585	214	119	68	51

NET ASSETS	$2,508,992	$4,995,853	$1,829,119	$1,016,875	$590,509	$432,642
NET ASSETS REPRESENTED BY:
Accumulation units	$2,508,992	$4,995,853	$1,829,119	$1,016,875	$590,509	$432,642
Contracts in payout phase

NET ASSETS	$2,508,992	$4,995,853	$1,829,119	$1,016,875	$590,509	$432,642

ACCUMULATION UNITS OUTSTANDING	252,626	393,335	172,640	102,578	55,203	36,121

UNIT VALUE (ACCUMULATION)	$9.93	$12.70	$10.59	$9.91	$10.70	$11.98

(1) Cost of investments:	$2,062,346	$4,425,393	$1,684,083	$851,543	$574,817	$407,898
Shares of investments:	137,562	319,549	79,779	92,961	42,889	24,092
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	DWS SMALL CAP INDEX VIP	FEDERATED AMERICAN LEADERS FUND II	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$11,842,547	$12,724,946	$1,105,222	$32,957,463	$475,177	$4,460,821
Investment income due and accrued
Purchase payments receivable
Due to Great West Life & Annuity Insurance Company
Total assets	11,842,547	12,724,946	1,105,222	32,957,463	475,177	4,460,821
LIABILITIES:
Redemptions payable	2,118	2,673	1	1,486		13
Due to Great West Life & Annuity Insurance Company	1,391	1,486	129	3,841	56	520

Total liabilities	3,509	4,159	130	5,327	56	533

NET ASSETS	$11,839,038	$12,720,787	$1,105,092	$32,952,136	$475,121	$4,460,288
NET ASSETS REPRESENTED BY:
Accumulation units	$11,839,038	$12,720,787	$1,105,092	$32,952,136	$475,121	$4,460,288
Contracts in payout phase

NET ASSETS	$11,839,038	$12,720,787	$1,105,092	$32,952,136	$475,121	$4,460,288

ACCUMULATION UNITS OUTSTANDING	655,419	594,864	84,898	2,126,647	46,636	330,378

UNIT VALUE (ACCUMULATION)	$18.06	$21.38	$13.02	$15.49	$10.19	$13.50

(1) Cost of investments:	$8,940,333	$11,093,126	$924,707	$33,256,969	$458,719	$4,193,966
Shares of investments:	734,649	590,485	113,589	2,906,302	25,289	159,943
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN GROWTH & INCOME PORTFOLIO	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$20,837,009	$4,761,541	$28,381,602	$13,893,900	$15,630,022	$153,018
Investment income due and accrued
Purchase payments receivable			30,857
Due to Great West Life & Annuity Insurance Company
Total assets	20,837,009	4,761,541	28,412,459	13,893,900	15,630,022	153,018
LIABILITIES:
Redemptions payable	17,944	6,219		7,970	12,521
Due to Great West Life & Annuity Insurance Company	2,428	560	3,281	1,623	1,822	18

Total liabilities	20,372	6,779	3,281	9,593	14,343	18

NET ASSETS	$20,816,637	$4,754,762	$28,409,178	$13,884,307	$15,615,679	$153,000
NET ASSETS REPRESENTED BY:
Accumulation units	$20,816,637	$4,754,762	$28,409,178	$13,884,307	$15,615,679	$153,000
Contracts in payout phase

NET ASSETS	$20,816,637	$4,754,762	$28,409,178	$13,884,307	$15,615,679	$153,000

ACCUMULATION UNITS OUTSTANDING	1,492,279	317,368	1,180,543	813,133	795,482	14,983

UNIT VALUE (ACCUMULATION)	$13.95	$14.98	$24.06	$17.08	$19.63	$10.21

(1) Cost of investments:	$22,518,745	$4,406,768	$23,650,624	$14,863,408	$10,755,657	$155,678
Shares of investments:	1,853,826	255,174	554,220	600,947	481,368	8,819
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	OPPENHEIMER GLOBAL SECURITIES FUND/VA	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$17,424,771	$8,369,174	$16,270,185	$11,034,963	$5,065,375	$7,142,347
Investment income due and accrued		46,193	70,808	41,120
Purchase payments receivable	59				180	8
Due to Great West Life & Annuity Insurance Company						4,259
Total assets	17,424,830	8,415,367	16,340,993	11,076,083	5,065,555	7,146,614
LIABILITIES:
Redemptions payable		4,006	4,009	11
Due to Great West Life & Annuity Insurance Company	2,034	982	1,902	1,288	592	839

Total liabilities	2,034	4,988	5,911	1,299	592	839

NET ASSETS	$17,422,796	$8,410,379	$16,335,082	$11,074,784	$5,064,963	$7,145,775
NET ASSETS REPRESENTED BY:
Accumulation units	$17,422,796	$8,410,379	$16,335,082	$11,074,784	$5,064,963	$7,134,509
Contracts in payout phase						11,266

NET ASSETS	$17,422,796	$8,410,379	$16,335,082	$11,074,784	$5,064,963	$7,145,775

ACCUMULATION UNITS OUTSTANDING	861,715	640,350	1,573,871	1,068,974	339,674	482,332

UNIT VALUE (ACCUMULATION)	$20.22	$13.13	$10.38	$10.36	$14.91	$14.79

(1) Cost of investments:	$14,074,420	$8,202,007	$16,480,768	$11,122,608	$4,255,716	$5,713,410
Shares of investments:	473,628	1,003,498	1,617,315	1,090,411	204,249	266,605
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	OPPENHEIMER GLOBAL SECURITIES FUND/VA	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$17,424,771	$8,369,174	$16,270,185	$11,034,963	$5,065,375	$7,142,347
Investment income due and accrued		46,193	70,808	41,120
Purchase payments receivable	59				180	8
Due to Great West Life & Annuity Insurance Company						4,259
Total assets	17,424,830	8,415,367	16,340,993	11,076,083	5,065,555	7,146,614
LIABILITIES:
Redemptions payable		4,006	4,009	11
Due to Great West Life & Annuity Insurance Company	2,034	982	1,902	1,288	592	839

Total liabilities	2,034	4,988	5,911	1,299	592	839

NET ASSETS	$17,422,796	$8,410,379	$16,335,082	$11,074,784	$5,064,963	$7,145,775
NET ASSETS REPRESENTED BY:
Accumulation units	$17,422,796	$8,410,379	$16,335,082	$11,074,784	$5,064,963	$7,134,509
Contracts in payout phase						11,266

NET ASSETS	$17,422,796	$8,410,379	$16,335,082	$11,074,784	$5,064,963	$7,145,775

ACCUMULATION UNITS OUTSTANDING	861,715	640,350	1,573,871	1,068,974	339,674	482,332

UNIT VALUE (ACCUMULATION)	$20.22	$13.13	$10.38	$10.36	$14.91	$14.79

(1) Cost of investments:	$14,074,420	$8,202,007	$16,480,768	$11,122,608	$4,255,716	$5,713,410
Shares of investments:	473,628	1,003,498	1,617,315	1,090,411	204,249	266,605
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$20,578	$4,617,461	$1,084,541	$15,638,850	$60,722,752	$88,474,392
Investment income due and accrued					358,589
Purchase payments receivable				595
Due to Great West Life & Annuity Insurance Company		4,892			38,410	34,198
Total assets	20,578	4,622,353	1,084,541	15,639,445	61,119,751	88,508,590
LIABILITIES:
Redemptions payable		6,017	3		142,505	213,302
Due to Great West Life & Annuity Insurance Company	2	541	127	1,825	7,082	10,343

Total liabilities	2	6,558	130	1,825	149,587	223,645

NET ASSETS	$20,576	$4,615,795	$1,084,411	$15,637,620	$60,970,164	$88,284,945
NET ASSETS REPRESENTED BY:
Accumulation units	$20,576	$4,607,714	$1,084,411	$15,637,620	$60,893,064	$88,190,307
Contracts in payout phase		8,081			77,100	94,638

NET ASSETS	$20,576	$4,615,795	$1,084,411	$15,637,620	$60,970,164	$88,284,945

ACCUMULATION UNITS OUTSTANDING	1,936	243,854	92,861	768,123	4,679,657	4,214,715

UNIT VALUE (ACCUMULATION)	$10.63	$18.90	$11.68	$20.36	$13.01	$20.92

(1) Cost of investments:	$20,556	$5,017,847	$975,786	$12,068,970	$60,722,752	$69,927,176
Shares of investments:	1,017	257,671	39,409	886,556	60,722,752	4,294,873
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
	THIRD AVENUE VALUE PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND	WELLS FARGO ADVANTAGE OPPORTUNITY FUND
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$3,104,812	$23,703,824	$1,127,880	$2,164,923	$7,460,238	$466,308
Investment income due and accrued
Purchase payments receivable
Due to Great West Life & Annuity Insurance Company		8,859

Total assets	3,104,812	23,712,683	1,127,880	2,164,923	7,460,238	466,308
LIABILITIES:
Redemptions payable		14,900			8,983
Due to Great West Life & Annuity Insurance Company	359	2,743	132	253	867	55

Total liabilities	359	17,643	132	253	9,850	55

NET ASSETS	$3,104,453	$23,695,040	$1,127,748	$2,164,670	$7,450,388	$466,253
NET ASSETS REPRESENTED BY:
Accumulation units	$3,104,453	$23,680,407	$1,127,748	$2,164,670	$7,450,388	$466,253
Contracts in payout phase		14,633

NET ASSETS	$3,104,453	$23,695,040	$1,127,748	$2,164,670	$7,450,388	$466,253

ACCUMULATION UNITS OUTSTANDING	301,045	670,443	92,190	170,507	486,803	44,787

UNIT VALUE (ACCUMULATION)	$10.31	$35.32	$12.23	$12.70	$15.30	$10.41

(1) Cost of investments:	$3,004,230	$16,254,734	$1,032,876	$1,978,306	$5,463,137	$448,508
Shares of investments:	104,049	807,351	76,466	98,406	562,188	19,413
The accompanying notes are an integral part of these financial statements.						(Continued)

18

19

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
TOTAL SCHWAB SELECT ANNUITY
Schwab Select Annuity:
ASSETS:
Investments at market value (1)	$561,968,682
Investment income due and accrued	716,799
Purchase payments receivable	32,041
Due to Great West Life & Annuity Insurance Company	94,239
Total assets	562,811,761
LIABILITIES:
Redemptions payable	541,522
Due to Great West Life & Annuity Insurance Company	65,590

Total liabilities	607,112

NET ASSETS	$562,204,649
NET ASSETS REPRESENTED BY:
Accumulation units	$561,989,352
Contracts in payout phase	215,297

NET ASSETS	$562,204,649
ACCUMULATION UNITS OUTSTANDING
UNIT VALUE (ACCUMULATION)
(1) Cost of investments:	$492,976,300
Shares of investments:
The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$172,190	$586,076	$11,700	$0	$25,648	$0
EXPENSES:
Mortality and expense risk	88,026	63,631	3,713	44,460	169,915	29,456

NET INVESTMENT INCOME (LOSS)	84,164	522,445	7,987	(44,460)	(144,267)	(29,456)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	264,178	(66,160)	14,906	699,105	484,745	176,116
Realized gain distributions	0	0	0	0	0	506,992
Net realized gain (loss)	264,178	(66,160)	14,906	699,105	484,745	683,108
Change in net unrealized appreciation (depreciation)
on investments	1,119,967	232,754	123,401	(154,242)	271,989	(403,478)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,468,309	$689,039	$146,294	$500,403	$612,467	$250,174

INVESTMENT INCOME RATIO (2006)	1.66%	7.83%	1.77%		0.13%

INVESTMENT INCOME RATIO (2005)	0.39%	7.22%			0.24%

INVESTMENT INCOME RATIO (2004)	0.76%	14.63%

INVESTMENT INCOME RATIO (2003)	1.09%	5.97%

INVESTMENT INCOME RATIO (2002)	1.26%	11.42%			0.40%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$1,614	$0	$70,966	$16,391	$4	$85,769
EXPENSES:
Mortality and expense risk	1,010	1,001	64,346	15,613	1,169	33,250

NET INVESTMENT INCOME (LOSS)	604	(1,001)	6,620	778	(1,165)	52,519
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(858)	1,863	595,782	(78,750)	5,106	286,473
Realized gain distributions	5,869	0	47,310	21,530	67	0

Net realized gain (loss)	5,011	1,863	643,092	(57,220)	5,173	286,473
Change in net unrealized appreciation
on investments	20,357	7,240	937,616	615,175	28,727	510,521
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$25,972	$8,102	$1,587,328	$558,733	$32,735	$849,513

INVESTMENT INCOME RATIO (2006)	0.90%		0.94%	0.59%	0.00%	2.19%

INVESTMENT INCOME RATIO (2005)			0.01%			1.80%

INVESTMENT INCOME RATIO (2004)						1.50%

INVESTMENT INCOME RATIO (2003)						0.12%

INVESTMENT INCOME RATIO (2002)
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	BARON CAPITAL ASSET FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$49,026	$195,096	$108,093	$0	$0	$17,976
EXPENSES:
Mortality and expense risk	21,972	89,678	66,732	172,048	59	58,108

NET INVESTMENT INCOME (LOSS)	27,054	105,418	41,361	(172,048)	(59)	(40,132)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	52,732	1,900,766	(20,497)	2,851,856	(2,259)	408,363
Realized gain distributions	164,329	0	681,869	0	0	477,231

Net realized gain (loss)	217,061	1,900,766	661,372	2,851,856	(2,259)	885,594
Change in net unrealized appreciation
on investments	(30,111)	220,986	586,888	25,322	397	117,931
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$214,004	$2,227,170	$1,289,621	$2,705,130	$(1,921)	$963,393

INVESTMENT INCOME RATIO (2006)	1.90%	1.85%	1.38%			0.26%

INVESTMENT INCOME RATIO (2005)	1.56%	1.08%	0.76%			0.36%

INVESTMENT INCOME RATIO (2004)	1.13%	0.57%	0.74%			0.20%

INVESTMENT INCOME RATIO (2003)		0.72%

INVESTMENT INCOME RATIO (2002)		0.85%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	DREYFUS GVIT MID CAP INDEX FUND	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$51,453	$8,771	$138,669	$1,560	$27,899	$0
EXPENSES:
Mortality and expense risk	45,678	18,481	73,957	2,747	31,268	1,813

NET INVESTMENT INCOME (LOSS)	5,775	(9,710)	64,712	(1,187)	(3,369)	(1,813)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	328,520	(20,021)	568,553	10,794	330,591	(222)
Realized gain distributions	80,099	373,940	0	32,257	0	0

Net realized gain (loss)	408,619	353,919	568,553	43,051	330,591	(222)
Change in net unrealized appreciation (depreciation)
on investments	(4,663)	(241,799)	607,458	(44,518)	121,997	35,680
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$409,731	$102,410	$1,240,723	$(2,654)	$449,219	$33,645

INVESTMENT INCOME RATIO (2006)	0.96%	0.40%	1.59%	0.48%	0.76%

INVESTMENT INCOME RATIO (2005)	0.95%	0.03%	0.02%		1.35%

INVESTMENT INCOME RATIO (2004)	0.43%	0.45%	1.65%	0.23%	1.27%

INVESTMENT INCOME RATIO (2003)	0.30%	0.76%	1.43%	0.05%	0.85%

INVESTMENT INCOME RATIO (2002)			0.77%		0.57%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	DWS CAPITAL GROWTH VIP	DWS DREMAN HIGH RETURN EQUITY VIP	DWS DREMAN SMALL CAP VALUE VIP	DWS GROWTH & INCOME VIP	DWS HEALTH CARE VIP	DWS LARGE CAP VALUE VIP
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$14,614	$54,399	$0	$11,514	$0	$3,911
EXPENSES:
Mortality and expense risk	21,383	29,628	4,644	9,602	2,530	3,107

NET INVESTMENT INCOME (LOSS)	(6,769)	24,771	(4,644)	1,912	(2,530)	804
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain on sale of fund shares	200,608	85,271	28,645	122,443	21,550	34,664
Realized gain distributions	0	187,224	0	0	0	0
Net realized gain	200,608	272,495	28,645	122,443	21,550	34,664
Change in net unrealized appreciation
on investments	(10,023)	320,698	145,250	295	15,760	23,585
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$183,816	$617,964	$169,251	$124,650	$34,780	$59,053

INVESTMENT INCOME RATIO (2006)	0.58%	1.56%		1.02%		1.07%

INVESTMENT INCOME RATIO (2005)	0.98%			1.33%

INVESTMENT INCOME RATIO (2004)	0.55%			0.86%

INVESTMENT INCOME RATIO (2003)	0.45%			0.92%

INVESTMENT INCOME RATIO (2002)	0.33%			0.99%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	DWS SMALL CAP INDEX VIP	FEDERATED AMERICAN LEADERS FUND II	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$85,757	$207,374	$76,767	$1,466,565	$349	$86,109
EXPENSES:
Mortality and expense risk	107,375	111,088	10,641	289,580	1,806	30,836

NET INVESTMENT INCOME (LOSS)	(21,618)	96,286	66,126	1,176,985	(1,457)	55,273
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	1,502,421	277,910	90,199	(397,433)	13,314	153,980
Realized gain distributions	573,716	1,715,949	0	0	1,950	0

Net realized gain (loss)	2,076,137	1,993,859	90,199	(397,433)	15,264	153,980
Change in net unrealized appreciation (depreciation)
on investments	(157,356)	(231,672)	14,377	252,420	16,458	125,649
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,897,163	$1,858,473	$170,702	$1,031,972	$30,265	$334,902

INVESTMENT INCOME RATIO (2006)	0.68%	1.59%	6.13%	4.30%	0.10%	2.37%

INVESTMENT INCOME RATIO (2005)	0.66%	1.65%	5.63%	4.18%		2.54%

INVESTMENT INCOME RATIO (2004)	0.45%	1.43%	4.71%	4.71%		3.17%

INVESTMENT INCOME RATIO (2003)	0.89%	1.61%	6.20%	3.95%		3.24%

INVESTMENT INCOME RATIO (2002)	0.65%	1.13%	5.66%	3.34%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	JANUS ASPEN FLEXIBLE BOND PORTFOLIO	JANUS ASPEN GROWTH & INCOME PORTFOLIO	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$1,019,467	$76,419	$456,703	$70,303	$269,437	$133
EXPENSES:
Mortality and expense risk	184,773	36,569	212,358	128,583	135,832	884

NET INVESTMENT INCOME (LOSS)	834,694	39,850	244,345	(58,280)	133,605	(751)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(718,314)	186,256	9,959,706	(788,195)	1,185,996	(13,975)
Realized gain distributions	43,748	0	0	0	0	1,847

Net realized gain (loss)	(674,566)	186,256	9,959,706	(788,195)	1,185,996	(12,128)
Change in net unrealized appreciation (depreciation)
on investments	503,588	54,911	(995,479)	2,304,147	1,116,652	(2,660)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$663,716	$281,017	$9,208,572	$1,457,672	$2,436,253	$(15,539)

INVESTMENT INCOME RATIO (2006)	4.69%	1.78%	1.83%	0.46%	1.69%	0.08%

INVESTMENT INCOME RATIO (2005)	5.20%	0.80%	1.26%	0.32%	1.29%

INVESTMENT INCOME RATIO (2004)	5.54%	0.73%	0.88%	0.13%	0.96%

INVESTMENT INCOME RATIO (2003)	4.39%	0.18%	1.21%	0.08%	1.09%

INVESTMENT INCOME RATIO (2002)	4.94%		0.79%		0.82%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	OPPENHEIMER GLOBAL SECURITIES FUND/VA	PIMCO VIT HIGH YIELD FUND	PIMCO VIT LOW DURATION FUND	PIMCO VIT TOTAL RETURN FUND	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$183,694	$496,309	$733,769	$353,120	$61,561	$0
EXPENSES:
Mortality and expense risk	147,030	61,774	149,765	67,641	38,548	74,344

NET INVESTMENT INCOME (LOSS)	36,664	434,535	584,004	285,479	23,013	(74,344)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	1,378,551	(87,939)	(140,013)	(96,516)	146,497	1,633,388
Realized gain distributions	959,529	0	0	58,145	0	0

Net realized gain (loss)	2,338,080	(87,939)	(140,013)	(38,371)	146,497	1,633,388
Change in net unrealized appreciation (depreciation)
on investments	169,480	229,301	88,444	42,159	504,346	(1,333,832)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,544,224	$575,897	$532,435	$289,267	$673,856	$225,212

INVESTMENT INCOME RATIO (2006)	1.06%	6.83%	4.16%	4.44%	1.36%

INVESTMENT INCOME RATIO (2005)	0.94%	6.56%	2.81%	2.65%	1.33%

INVESTMENT INCOME RATIO (2004)	1.28%	6.57%	1.25%		1.05%

INVESTMENT INCOME RATIO (2003)		3.98%	0.72%		0.93%

INVESTMENT INCOME RATIO (2002)					0.84%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$0	$56,589	$6,461	$194,387	$2,722,686	$1,331,691
EXPENSES:
Mortality and expense risk	26	52,139	11,410	124,284	513,291	744,268

NET INVESTMENT INCOME (LOSS)	(26)	4,450	(4,949)	70,103	2,209,395	587,423
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	334	(366,351)	190,009	714,607	0	3,204,090
Realized gain distributions	1	1,906,158	0	0	0	0

Net realized gain	335	1,539,807	190,009	714,607	0	3,204,090
Change in net unrealized appreciation (depreciation)
on investments	22	(1,055,601)	(72,434)	1,168,361	0	8,079,854
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$331	$488,656	$112,626	$1,953,071	$2,209,395	$11,871,367

INVESTMENT INCOME RATIO (2006)		0.92%	0.48%	1.33%	4.51%	1.52%

INVESTMENT INCOME RATIO (2005)		0.59%	0.65%	1.32%	2.71%	1.63%

INVESTMENT INCOME RATIO (2004)		1.15%	0.81%	1.26%	0.87%	1.10%

INVESTMENT INCOME RATIO (2003)		1.15%	0.69%	1.32%	0.75%	1.23%

INVESTMENT INCOME RATIO (2002)			0.44%	1.62%	1.31%	1.14%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
	THIRD AVENUE VALUE PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND	WELLS FARGO ADVANTAGE OPPORTUNITY FUND
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$13,973	$217,907	$12,072	$12,208	$0	$0
EXPENSES:
Mortality and expense risk	7,136	176,609	7,892	13,809	67,843	1,733

NET INVESTMENT INCOME (LOSS)	6,837	41,298	4,180	(1,601)	(67,843)	(1,733)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(16,114)	3,270,572	23,839	16,217	934,263	(11,447)
Realized gain distributions	47,594	1,308,237	49,406	67,672	1,192,869	24,381

Net realized gain	31,480	4,578,809	73,245	83,889	2,127,132	12,934
Change in net unrealized appreciation
on investments	100,582	1,863,494	64,979	172,765	(949,771)	17,800
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$138,899	$6,483,601	$142,404	$255,053	$1,109,518	$29,001

INVESTMENT INCOME RATIO (2006)	1.11%	1.05%	1.30%	0.75%

INVESTMENT INCOME RATIO (2005)		1.23%			0.42%

INVESTMENT INCOME RATIO (2004)		1.50%

INVESTMENT INCOME RATIO (2003)					0.11%

INVESTMENT INCOME RATIO (2002)		3.09%			0.37%
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006
TOTAL SCHWAB SELECT ANNUITY
Schwab Select Annuity:
INVESTMENT INCOME:
Dividends	$11,865,149
EXPENSES:
Mortality and expense risk	4,678,892

NET INVESTMENT INCOME	7,186,257
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain on sale of fund shares	31,530,715
Realized gain distributions	10,529,919

Net realized gain	42,060,634
Change in net unrealized appreciation
on investments	17,292,144
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$66,539,035
INVESTMENT INCOME RATIO (2006)

INVESTMENT INCOME RATIO (2005)	#N/A

INVESTMENT INCOME RATIO (2004)	#N/A

INVESTMENT INCOME RATIO (2003)	#N/A

INVESTMENT INCOME RATIO (2002)	#N/A
The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	AIM V.I. CORE EQUITY FUND		AIM V.I. HIGH YIELD FUND		AIM V.I. INTERNATIONAL GROWTH FUND
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:					(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$84,164	$(57,920)	$522,445	$683,176	$7,987	$0
Net realized gain (loss)	264,178	(95,686)	(66,160)	142,555	14,906	0
Change in net unrealized appreciation
on investments	1,119,967	357,017	232,754	(643,895)	123,401	0
Increase in net assets resulting
from operations	1,468,309	203,411	689,039	181,836	146,294	0
CONTRACT TRANSACTIONS:
Purchase payments	19,096	115,358	0	53,332	245	0
Redemptions	(1,741,963)	(1,587,418)	(1,111,312)	(1,104,459)	(4,119)	0
Transfers, net	(1,510,318)	(2,364,676)	(1,447,959)	(5,859,478)	1,126,870	0
Contract maintenance charges	(1,356)	(1,863)	(628)	(856)	0	0
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(3,234,541)	(3,838,599)	(2,559,899)	(6,911,461)	1,122,996	0

Total increase (decrease) in net assets	(1,766,232)	(3,635,188)	(1,870,860)	(6,729,625)	1,269,290	0
NET ASSETS:
Beginning of period	11,248,819	14,884,007	8,551,806	15,281,431	0	0

End of period	$9,482,587	$11,248,819	$6,680,946	$8,551,806	$1,269,290	$0
CHANGES IN UNITS OUTSTANDING:
Units issued	5,648	18,768	0	35,618	150,010	0
Units redeemed	(186,505)	(257,857)	(187,141)	(567,480)	(35,638)	0

Net increase (decrease)	(180,857)	(239,089)	(187,141)	(531,862)	114,372	0
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	AIM V.I. TECHNOLOGY FUND		ALGER AMERICAN GROWTH PORTFOLIO		ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss	$(44,460)	$(54,673)	$(144,267)	$(143,506)	$(29,456)	$(28,797)
Net realized gain (loss)	699,105	757,468	484,745	(147,108)	683,108	298,951
Change in net unrealized appreciation (depreciation)
on investments	(154,242)	(806,558)	271,989	2,627,393	(403,478)	(8,651)
Increase (decrease) in net assets resulting
from operations	500,403	(103,763)	612,467	2,336,779	250,174	261,503
CONTRACT TRANSACTIONS:
Purchase payments	8,906	22,861	106,343	227,690	16,119	15,834
Redemptions	(457,291)	(600,240)	(2,727,409)	(3,042,975)	(547,683)	(493,398)
Transfers, net	(1,255,827)	(2,585,004)	(3,866,995)	(1,838,699)	(500,893)	241,745
Contract maintenance charges	0	(2,124)	(3,895)	(4,994)	0	(520)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Decrease in net assets resulting from
contract transactions	(1,704,212)	(3,164,507)	(6,491,956)	(4,658,978)	(1,032,457)	(236,339)

Total increase (decrease) in net assets	(1,203,809)	(3,268,270)	(5,879,489)	(2,322,199)	(782,283)	25,164
NET ASSETS:
Beginning of period	6,200,666	9,468,936	23,332,729	25,654,928	3,736,773	3,711,609

End of period	$4,996,857	$6,200,666	$17,453,240	$23,332,729	$2,954,490	$3,736,773
CHANGES IN UNITS OUTSTANDING:
Units issued	1,837,107	1,458,358	64,938	114,905	121,023	145,178
Units redeemed	(2,520,549)	(2,872,704)	(412,103)	(386,972)	(189,698)	(165,489)

Net decrease	(683,442)	(1,414,346)	(347,165)	(272,067)	(68,675)	(20,311)
(1)	The portfolio commenced operations on June 13, 2003.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
	2006	2005	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:	(1)	(1)	(1)			(2)	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$604	$0	$(1,001)	$0	$6,620	$(12,847)	$778	$0
Net realized gain (loss)	5,011	0	1,863	0	643,092	39,714	(57,220)	0
Change in net unrealized appreciation
on investments	20,357	0	7,240	0	937,616	416,310	615,175	0
Increase in net assets resulting
from operations	25,972	0	8,102	0	1,587,328	443,177	558,733	0
CONTRACT TRANSACTIONS:
Purchase payments	1,989	0	19	0	13,648	2,212	16,033	0
Redemptions	(17,335)	0	(13,565)	0	(599,416)	(99,867)	(100,764)	0
Transfers, net	446,289	0	617,018	0	2,773,780	4,683,596	5,726,686	0
Contract maintenance charges	0	0	0	0	(560)	(74)	0	0
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0	0	0
Increase in net assets resulting from
contract transactions	430,943	0	603,472	0	2,187,452	4,585,867	5,641,955	0

Total increase in net assets	456,915	0	611,574	0	3,774,780	5,029,044	6,200,688	0
NET ASSETS:
Beginning of period	0	0	0	0	5,029,044	0	0	0

End of period	$456,915	$0	$611,574	$0	$8,803,824	$5,029,044	$6,200,688	$0
CHANGES IN UNITS OUTSTANDING:
Units issued	49,137	0	97,786	0	393,892	461,994	638,037	0
Units redeemed	(8,116)	0	(36,097)	0	(233,554)	(49,024)	(88,205)	0

Net increase	41,021	0	61,689	0	160,338	412,970	549,832	0
(1)	The portfolio commenced operations on May 1, 2006.
(2)	The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO		AMERICAN CENTURY VP BALANCED FUND
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(1,165)	$0	$52,519	$37,153	$27,054	$16,936
Net realized gain	5,173	0	286,473	650,820	217,061	77,647
Change in net unrealized appreciation
on investments	28,727	0	510,521	(255,550)	(30,111)	(1,704)
Increase in net assets resulting
from operations	32,735	0	849,513	432,423	214,004	92,879
CONTRACT TRANSACTIONS:
Purchase payments	4,020	0	12,061	13,979	14,239	17,763
Redemptions	(2,518)	0	(308,511)	(212,576)	(206,000)	(485,188)
Transfers, net	461,719	0	(797,406)	1,895,814	(11,842)	1,318,034
Contract maintenance charges	(17)	0	(305)	(468)	(513)	(487)
Adjustments to net assets allocated to contracts
in payout phase	0	0	745	609	0	0
Increase (decrease) in net assets resulting from
contract transactions	463,204	0	(1,093,416)	1,697,358	(204,116)	850,122

Total increase (decrease) in net assets	495,939	0	(243,903)	2,129,781	9,888	943,001
NET ASSETS:
Beginning of period	0	0	4,573,474	2,443,693	2,763,178	1,820,177

End of period	$495,939	$0	$4,329,571	$4,573,474	$2,773,066	$2,763,178
CHANGES IN UNITS OUTSTANDING:
Units issued	53,385	0	142,430	444,832	75,962	158,437
Units redeemed	(6,018)	0	(210,336)	(330,728)	(93,112)	(88,067)

Net increase (decrease)	47,367	0	(67,906)	114,104	(17,150)	70,370
(1)	The portfolio commenced operations on May 1, 2006.
(2)	The portfolio commenced operations on June 13, 2003.
(3)	The portfolio commenced operations on April 26, 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	AMERICAN CENTURY VP INTERNATIONAL FUND		AMERICAN CENTURY VP VALUE FUND		BARON CAPITAL ASSET FUND
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$105,418	$22,613	$41,361	$(6,565)	$(172,048)	$(214,027)
Net realized gain	1,900,766	639,811	661,372	703,922	2,851,856	2,856,016
Change in net unrealized appreciation
on investments	220,986	536,077	586,888	(367,227)	25,322	(2,226,670)
Increase in net assets resulting
from operations	2,227,170	1,198,501	1,289,621	330,130	2,705,130	415,319
CONTRACT TRANSACTIONS:
Purchase payments	4,949	18,002	36,538	29,823	41,017	105,636
Redemptions	(1,444,736)	(995,151)	(1,268,048)	(523,099)	(1,988,732)	(2,032,818)
Transfers, net	(2,922,071)	2,288,087	1,209,320	2,487,877	(4,527,139)	(3,927,591)
Contract maintenance charges	(943)	(1,028)	(613)	(589)	0	(3,182)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(4,362,801)	1,309,910	(22,803)	1,994,012	(6,474,854)	(5,857,955)

Total increase (decrease) in net assets	(2,135,631)	2,508,411	1,266,818	2,324,142	(3,769,724)	(5,442,636)
NET ASSETS:
Beginning of period	11,707,825	9,199,414	8,311,258	5,987,116	22,216,599	27,659,235

End of period	$9,572,194	$11,707,825	$9,578,076	$8,311,258	$18,446,875	$22,216,599
CHANGES IN UNITS OUTSTANDING:
Units issued	47,412	283,343	266,451	304,512	65,529	225,118
Units redeemed	(280,684)	(202,756)	(278,862)	(152,996)	(421,743)	(582,470)

Net increase (decrease)	(233,272)	80,587	(12,411)	151,516	(356,214)	(357,352)
(1)	The portfolio commenced operations on June 13, 2003.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DELAWARE VIP GROWTH OPPORTUNITIES SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DREYFUS GVIT MID CAP INDEX FUND
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(59)	$0	$(40,132)	$(31,820)	$5,775	$3,775
Net realized gain (loss)	(2,259)	0	885,594	876,741	408,619	405,630
Change in net unrealized appreciation
on investments	397	0	117,931	(246,203)	(4,663)	16,564
Increase (decrease) in net assets resulting
from operations	(1,921)	0	963,393	598,718	409,731	425,969
CONTRACT TRANSACTIONS:
Purchase payments	20	0	21,884	23,116	10,332	21,685
Redemptions	(6)	0	(903,917)	(536,710)	(487,258)	(198,778)
Transfers, net	22,463	0	(178,961)	1,961,195	(293,733)	1,836,598
Contract maintenance charges	0	0	(774)	(762)	(501)	(373)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	22,477	0	(1,061,768)	1,446,839	(771,160)	1,659,132

Total increase (decrease) in net assets	20,556	0	(98,375)	2,045,557	(361,429)	2,085,101
NET ASSETS:
Beginning of period	0	0	7,020,997	4,975,440	4,930,010	2,844,909

End of period	$20,556	$0	$6,922,622	$7,020,997	$4,568,581	$4,930,010

CHANGES IN UNITS OUTSTANDING:
Units issued	7,389	0	94,112	296,118	96,339	185,499
Units redeemed	(5,287)	0	(156,665)	(195,799)	(144,115)	(69,665)

Net increase (decrease)	2,102	0	(62,553)	100,319	(47,776)	115,834
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(9,710)	$(15,221)	$64,712	$(84,122)	$(1,187)	$(5,335)
Net realized gain	353,919	114,405	568,553	366,785	43,051	33,444
Change in net unrealized appreciation
on investments	(241,799)	56,703	607,458	66,830	(44,518)	(5,875)
Increase (decrease) in net assets resulting
from operations	102,410	155,887	1,240,723	349,493	(2,654)	22,234
CONTRACT TRANSACTIONS:
Purchase payments	3,331	4,595	14,245	16,213	0	22,842
Redemptions	(454,150)	(129,060)	(645,068)	(902,592)	(11,791)	(80,291)
Transfers, net	(550,210)	962,004	(1,594,916)	(837,459)	(193,082)	(240,666)
Contract maintenance charges	(246)	(163)	(705)	(981)	(29)	(52)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(1,001,275)	837,376	(2,226,444)	(1,724,819)	(204,902)	(298,167)

Total increase (decrease) in net assets	(898,865)	993,263	(985,721)	(1,375,326)	(207,556)	(275,933)
NET ASSETS:
Beginning of period	2,395,668	1,402,405	9,373,777	10,749,103	433,931	709,864

End of period	$1,496,803	$2,395,668	$8,388,056	$9,373,777	$226,375	$433,931
CHANGES IN UNITS OUTSTANDING:
Units issued	50,486	126,622	76,222	101,265	0	5,334
Units redeemed	(119,639)	(65,609)	(293,765)	(281,721)	(15,475)	(27,816)

Net increase (decrease)	(69,153)	61,013	(217,543)	(180,456)	(15,475)	(22,482)
(1)	The portfolio commenced operations on on June 13, 2003.
(2)	The portfolio commenced operations on July 1, 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DREYFUS VIF GROWTH & INCOME PORTFOLIO		DWS BLUE CHIP VIP		DWS CAPITAL GROWTH VIP
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(3,369)	$22,822	$(1,813)	$0	$(6,769)	$3,445
Net realized gain (loss)	330,591	103,446	(222)	0	200,608	119,729
Change in net unrealized appreciation
on investments	121,997	(23,800)	35,680	0	(10,023)	83,437
Increase in net assets resulting
from operations	449,219	102,468	33,645	0	183,816	206,611
CONTRACT TRANSACTIONS:
Purchase payments	7,274	14,671	37,155	0	29,883	24,250
Redemptions	(735,437)	(373,160)	(7,943)	0	(337,408)	(89,935)
Transfers, net	(1,149,807)	90,719	647,366	0	(140,893)	193,289
Contract maintenance charges	(594)	(755)	(7)	0	(334)	(427)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(1,878,564)	(268,525)	676,571	0	(448,752)	127,177

Total increase (decrease) in net assets	(1,429,345)	(166,057)	710,216	0	(264,936)	333,788
NET ASSETS:
Beginning of period	4,558,796	4,724,853	0	0	2,773,928	2,440,140

End of period	$3,129,451	$4,558,796	$710,216	$0	$2,508,992	$2,773,928
CHANGES IN UNITS OUTSTANDING:
Units issued	3,367	77,383	70,747	0	38,831	86,595
Units redeemed	(189,272)	(106,578)	(4,842)	0	(86,764)	(71,672)

Net increase (decrease)	(185,905)	(29,195)	65,905	0	(47,933)	14,923
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DWS DREMAN HIGH RETURN EQUITY VIP		DWS DREMAN SMALL CAP VALUE VIP		DWS EAFE EQUITY INDEX VIP		DWS GROWTH & INCOME VIP
	2006	2005	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:		(1)	(2)			(3)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$24,771	$(4,006)	$(4,644)	$0	$0	$183,050	$1,912	$7,232
Net realized gain	272,495	2,697	28,645	0	0	1,699,246	122,443	149,000
Change in net unrealized appreciation
on investments	320,698	53,537	145,250	0	0	(1,871,037)	295	(85,269)
Increase in net assets resulting
from operations	617,964	52,228	169,251	0	0	11,259	124,650	70,963
CONTRACT TRANSACTIONS:
Purchase payments	251	3,203	3,041	0	0	37,161	1,192	2,488
Redemptions	(75,607)	(79,215)	(9,238)	0	0	(629,357)	(77,583)	(423,581)
Transfers, net	2,728,057	1,749,203	1,666,069	0	0	(9,341,690)	(359,586)	34,453
Contract maintenance charges	(193)	(38)	(4)	0	0	(495)	(171)	(221)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	(24,898)	0	0
Increase (decrease) in net assets resulting from
contract transactions	2,652,508	1,673,153	1,659,868	0	0	(9,959,279)	(436,148)	(386,861)

Total increase (decrease) in net assets	3,270,472	1,725,381	1,829,119	0	0	(9,948,020)	(311,498)	(315,898)
NET ASSETS:
Beginning of period	1,725,381	0	0	0	0	9,948,020	1,328,373	1,644,271

End of period	$4,995,853	$1,725,381	$1,829,119	$0	$0	$0	$1,016,875	$1,328,373
CHANGES IN UNITS OUTSTANDING:
Units issued	306,498	179,336	232,009	0	0	198,584	13,905	49,961
Units redeemed	(73,096)	(19,403)	(59,369)	0	0	(1,302,772)	(62,299)	(95,525)

Net increase (decrease)	233,402	159,933	172,640	0	0	(1,104,188)	(48,394)	(45,564)
(1)	The portfolio commenced operations on May 2, 2005.
(2)	The portfolio commenced operations on May 1, 2006.
(3) The portfolio ceased operations on July 26, 2005.
The accompanying notes are an integral part of these financial statements.								(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	DWS HEALTH CARE VIP		DWS LARGE CAP VALUE VIP		DWS SMALL CAP INDEX VIP
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:	(1)			(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(2,530)	$0	$804	$(550)	$(21,618)	$(26,139)
Net realized gain	21,550	0	34,664	1,950	2,076,137	2,018,173
Change in net unrealized appreciation
on investments	15,760	0	23,585	1,210	(157,356)	(1,634,941)
Increase in net assets resulting
from operations	34,780	0	59,053	2,610	1,897,163	357,093
CONTRACT TRANSACTIONS:
Purchase payments	19	0	294	0	83,650	56,562
Redemptions	(3,970)	0	(9,397)	0	(1,056,222)	(1,323,862)
Transfers, net	559,680	0	154,185	225,910	(2,008,685)	(2,426,346)
Contract maintenance charges	0	0	(13)	0	0	(1,468)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	555,729	0	145,069	225,910	(2,981,257)	(3,695,114)

Total increase (decrease) in net assets	590,509	0	204,122	228,520	(1,084,094)	(3,338,021)
NET ASSETS:
Beginning of period	0	0	228,520	0	12,923,132	16,261,153

End of period	$590,509	$0	$432,642	$228,520	$11,839,038	$12,923,132
CHANGES IN UNITS OUTSTANDING:
Units issued	103,738	0	69,130	30,156	90,601	160,055
Units redeemed	(48,535)	0	(54,842)	(8,323)	(268,642)	(410,786)

Net increase (decrease)	55,203	0	14,288	21,833	(178,041)	(250,731)
(1)	The portfolio commenced operations on May 1, 2006.
(2)	The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	FEDERATED AMERICAN LEADERS FUND II		FEDERATED CAPITAL INCOME FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$96,286	$133,811	$66,126	$74,526	$1,176,985	$1,411,016
Net realized gain (loss)	1,993,859	634,412	90,199	46,650	(397,433)	(248,027)
Change in net unrealized depreciation
on investments	(231,672)	(185,670)	14,377	(44,293)	252,420	(688,247)
Increase in net assets resulting
from operations	1,858,473	582,553	170,702	76,883	1,031,972	474,742
CONTRACT TRANSACTIONS:
Purchase payments	0	63,559	0	40,260	227,802	166,246
Redemptions	(1,278,180)	(2,412,511)	(168,688)	(216,091)	(3,944,582)	(6,448,560)
Transfers, net	(2,592,439)	(3,694,389)	(386,355)	(51,733)	(2,659,894)	(1,470,703)
Contract maintenance charges	(1,366)	(1,931)	0	(222)	0	(3,018)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Decrease in net assets resulting from
contract transactions	(3,871,985)	(6,045,272)	(555,043)	(227,786)	(6,376,674)	(7,756,035)

Total decrease in net assets	(2,013,512)	(5,462,719)	(384,341)	(150,903)	(5,344,702)	(7,281,293)
NET ASSETS:
Beginning of period	14,734,299	20,197,018	1,489,433	1,640,336	38,296,838	45,578,131

End of period	$12,720,787	$14,734,299	$1,105,092	$1,489,433	$32,952,136	$38,296,838
CHANGES IN UNITS OUTSTANDING:
Units issued	0	21,046	0	20,709	188,518	281,375
Units redeemed	(203,160)	(362,136)	(46,306)	(41,783)	(613,940)	(801,955)

Net decrease	(203,160)	(341,090)	(46,306)	(21,074)	(425,422)	(520,580)
(1)	The portfolio commenced operations on June 13, 2003.
(2)	The portfolio commenced operations on January 28, 2002.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	FRANKLIN SMALL CAP VALUE SECURITIES FUND		JANUS ASPEN BALANCED PORTFOLIO		JANUS ASPEN FLEXIBLE BOND PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(1,457)	$0	$55,273	$38,984	$834,694	$1,131,134
Net realized gain (loss)	15,264	0	153,980	64,210	(674,566)	313,750
Change in net unrealized depreciation
on investments	16,458	0	125,649	68,730	503,588	(1,164,324)
Increase in net assets resulting
from operations	30,265	0	334,902	171,924	663,716	280,560
CONTRACT TRANSACTIONS:
Purchase payments	19	0	13,071	24,965	163,798	247,755
Redemptions	(813)	0	(327,466)	(50,334)	(2,396,556)	(3,322,117)
Transfers, net	445,650	0	1,608,344	1,063,971	(1,370,739)	(2,628,808)
Contract maintenance charges	0	0	0	(344)	0	(2,325)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	444,856	0	1,293,949	1,038,258	(3,603,497)	(5,705,495)

Total increase (decrease) in net assets	475,121	0	1,628,851	1,210,182	(2,939,781)	(5,424,935)
NET ASSETS:
Beginning of period	0	0	2,831,437	1,621,255	23,756,418	29,181,353

End of period	$475,121	$0	$4,460,288	$2,831,437	$20,816,637	$23,756,418
CHANGES IN UNITS OUTSTANDING:
Units issued	86,397	0	206,111	161,547	203,122	158,659
Units redeemed	(39,761)	0	(105,976)	(72,416)	(470,646)	(585,191)

Net increase (decrease)	46,636	0	100,135	89,131	(267,524)	(426,532)
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	JANUS ASPEN GROWTH & INCOME PORTFOLIO		JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO		JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$39,850	$(1,037)	$244,345	$61,680	$(58,280)	$(93,705)
Net realized gain (loss)	186,256	96,573	9,959,706	949,495	(788,195)	(1,306,124)
Change in net unrealized depreciation
on investments	54,911	191,799	(995,479)	3,464,918	2,304,147	1,902,314
Increase in net assets resulting
from operations	281,017	287,335	9,208,572	4,476,093	1,457,672	502,485
CONTRACT TRANSACTIONS:
Purchase payments	12,400	41,079	408,904	96,831	24,654	194,118
Redemptions	(184,977)	(291,139)	(2,691,033)	(1,266,706)	(1,960,733)	(1,820,116)
Transfers, net	1,004,789	2,659,551	280,980	6,066,558	(2,331,491)	(2,503,373)
Contract maintenance charges	(374)	(290)	0	(2,326)	0	(4,794)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	831,838	2,409,201	(2,001,149)	4,894,357	(4,267,570)	(4,134,165)

Total increase (decrease) in net assets	1,112,855	2,696,536	7,207,423	9,370,450	(2,809,898)	(3,631,680)
NET ASSETS:
Beginning of period	3,641,907	945,371	21,201,755	11,831,305	16,694,205	20,325,885

End of period	$4,754,762	$3,641,907	$28,409,178	$21,201,755	$13,884,307	$16,694,205
CHANGES IN UNITS OUTSTANDING:
Units issued	138,103	243,358	1,525,206	660,927	16,936	56,035
Units redeemed	(81,195)	(58,205)	(1,629,045)	(316,720)	(283,529)	(335,684)

Net increase (decrease)	56,908	185,153	(103,839)	344,207	(266,593)	(279,649)
(1)	The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO		NEUBERGER BERMAN AMT REGENCY PORTFOLIO		OPPENHEIMER GLOBAL SECURITIES FUND/VA
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$133,605	$86,989	$(751)	$0	$36,664	$12,287
Net realized gain (loss)	1,185,996	1,234,990	(12,128)	0	2,338,080	421,872
Change in net unrealized appreciation
on investments	1,116,652	(588,019)	(2,660)	0	169,480	1,451,501
Increase (decrease) in net assets resulting
from operations	2,436,253	733,960	(15,539)	0	2,544,224	1,885,660
CONTRACT TRANSACTIONS:
Purchase payments	0	112,748	45	0	110,918	66,050
Redemptions	(1,684,621)	(2,655,392)	(876)	0	(1,566,780)	(698,987)
Transfers, net	(2,976,567)	(4,257,069)	169,388	0	(371,030)	4,229,269
Contract maintenance charges	(4,066)	(5,337)	(18)	0	(1,524)	(1,488)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(4,665,254)	(6,805,050)	168,539	0	(1,828,416)	3,594,844

Total increase (decrease) in net assets	(2,229,001)	(6,071,090)	153,000	0	715,808	5,480,504
NET ASSETS:
Beginning of period	17,844,680	23,915,770	0	0	16,706,988	11,226,484

End of period	$15,615,679	$17,844,680	$153,000	$0	$17,422,796	$16,706,988
CHANGES IN UNITS OUTSTANDING:
Units issued	303	12,739	82,208	0	192,961	390,681
Units redeemed	(270,239)	(446,183)	(67,225)	0	(295,522)	(160,811)

Net increase (decrease)	(269,936)	(433,444)	14,983	0	(102,561)	229,870
(1)	The portfolio commenced operations on May 1, 2006.
(2) The portfolio ceased operations on July 26, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	PIMCO VIT HIGH YIELD FUND		PIMCO VIT LOW DURATION FUND		PIMCO VIT TOTAL RETURN FUND
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:						(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$434,535	$346,103	$584,004	$361,022	$285,479	$61,300
Net realized gain (loss)	(87,939)	113,211	(140,013)	15,020	(38,371)	80,049
Change in net unrealized depreciation
on investments	229,301	(278,806)	88,444	(340,982)	42,159	(129,804)
Increase in net assets resulting
from operations	575,897	180,508	532,435	35,060	289,267	11,545
CONTRACT TRANSACTIONS:
Purchase payments	3,851	27,318	5,511	28,966	1,011	17,255
Redemptions	(495,769)	(667,860)	(1,885,867)	(2,038,024)	(791,187)	(49,555)
Transfers, net	2,515,506	457,449	(493,289)	3,008,863	6,428,343	5,168,516
Contract maintenance charges	(494)	(380)	(1,042)	(1,120)	(374)	(37)
Adjustments to net assets allocated to contracts
in payout phase	0	0		0	0	0
Increase (decrease) in net assets resulting from
contract transactions	2,023,094	(183,473)	(2,374,687)	998,685	5,637,793	5,136,179

Total increase (decrease) in net assets	2,598,991	(2,965)	(1,842,252)	1,033,745	5,927,060	5,147,724
NET ASSETS:
Beginning of period	5,811,388	5,814,353	18,177,334	17,143,589	5,147,724	0

End of period	$8,410,379	$5,811,388	$16,335,082	$18,177,334	$11,074,784	$5,147,724
CHANGES IN UNITS OUTSTANDING:
Units issued	502,808	440,891	415,929	555,851	788,010	539,833
Units redeemed	(340,829)	(456,609)	(647,232)	(455,858)	(230,518)	(28,351)

Net increase (decrease)	161,979	(15,718)	(231,303)	99,993	557,492	511,482
(1)	The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:					(1)	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$23,013	$21,433	$(74,344)	$(90,937)	$(26)	$0
Net realized gain	146,497	36,953	1,633,388	1,376,321	335	0
Change in net unrealized appreciation
on investments	504,346	159,871	(1,333,832)	(768,525)	22	0
Increase in net assets resulting
from operations	673,856	218,257	225,212	516,859	331	0
CONTRACT TRANSACTIONS:
Purchase payments	43,176	55,720	36,739	49,273	24	0
Redemptions	(329,673)	(530,081)	(644,785)	(1,098,124)	(11)	0
Transfers, net	442,656	(203,693)	(2,668,309)	(846,759)	20,232	0
Contract maintenance charges	(767)	(851)	(973)	(1,410)	0	0
Adjustments to net assets allocated to contracts
in payout phase	0	0	301	608	0	0
Increase (decrease) in net assets resulting from
contract transactions	155,392	(678,905)	(3,277,027)	(1,896,412)	20,245	0

Total increase (decrease) in net assets	829,248	(460,648)	(3,051,815)	(1,379,553)	20,576	0
NET ASSETS:
Beginning of period	4,235,715	4,696,363	10,197,590	11,577,143	0	0

End of period	$5,064,963	$4,235,715	$7,145,775	$10,197,590	$20,576	$0
CHANGES IN UNITS OUTSTANDING:
Units issued	96,957	38,777	75,721	169,035	3,013	0
Units redeemed	(85,787)	(93,717)	(314,382)	(314,694)	(1,077)	0

Net increase (decrease)	11,170	(54,940)	(238,661)	(145,659)	1,936	0
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	PIONEER SMALL CAP VALUE VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$4,450	$(12,590)	$(4,949)	$(2,194)	$70,103	$66,432
Net realized gain	1,539,807	472,500	190,009	71,520	714,607	461,985
Change in net unrealized appreciation
on investments	(1,055,601)	187,178	(72,434)	45,337	1,168,361	132,890
Increase in net assets resulting
from operations	488,656	647,088	112,626	114,663	1,953,071	661,307
CONTRACT TRANSACTIONS:
Purchase payments	27,446	8,094	3,513	1,288	198,537	73,443
Redemptions	(496,086)	(384,848)	(122,705)	(63,374)	(1,470,317)	(1,292,283)
Transfers, net	(1,433,370)	1,617,823	(469,157)	623,544	399,748	633,659
Contract maintenance charges	(437)	(338)	(152)	(116)	(1,912)	(2,319)
Adjustments to net assets allocated to contracts
in payout phase	637	1,549		0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(1,901,810)	1,242,280	(588,501)	561,342	(873,944)	(587,500)

Total increase (decrease) in net assets	(1,413,154)	1,889,368	(475,875)	676,005	1,079,127	73,807
NET ASSETS:
Beginning of period	6,028,949	4,139,581	1,560,286	884,281	14,558,493	14,484,686

End of period	$4,615,795	$6,028,949	$1,084,411	$1,560,286	$15,637,620	$14,558,493
CHANGES IN UNITS OUTSTANDING:
Units issued	113,559	226,160	42,205	92,550	114,776	134,249
Units redeemed	(224,446)	(149,212)	(97,896)	(36,691)	(162,245)	(169,671)

Net increase (decrease)	(110,887)	76,948	(55,691)	55,859	(47,469)	(35,422)
(1)	The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

48

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		THIRD AVENUE VALUE PORTFOLIO
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:					(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$2,209,395	$1,148,283	$587,423	$740,817	$6,837	$0
Net realized gain	0	0	3,204,090	1,998,150	31,480	0
Change in net unrealized appreciation
on investments	0	0	8,079,854	632,313	100,582	0
Increase in net assets resulting
from operations	2,209,395	1,148,283	11,871,367	3,371,280	138,899	0
CONTRACT TRANSACTIONS:
Purchase payments	4,176,465	5,138,156	433,961	592,302	2,021	0
Redemptions	(21,418,198)	(17,304,761)	(8,855,700)	(8,444,079)	(21,445)	0
Transfers, net	16,786,365	9,484,855	(7,213,282)	(5,611,576)	2,985,063	0
Contract maintenance charges	(24,095)	(27,652)	(15,018)	(17,224)	(85)	0
Adjustments to net assets allocated to contracts
in payout phase	4,936	33,474	283	7,718	0	0
Increase (decrease) in net assets resulting from
contract transactions	(474,527)	(2,675,928)	(15,649,756)	(13,472,859)	2,965,554	0

Total increase (decrease) in net assets	1,734,868	(1,527,645)	(3,778,389)	(10,101,579)	3,104,453	0
NET ASSETS:
Beginning of period	59,235,296	60,762,941	92,063,334	102,164,913	0	0

End of period	$60,970,164	$59,235,296	$88,284,945	$92,063,334	$3,104,453	$0
CHANGES IN UNITS OUTSTANDING:
Units issued	4,922,490	3,566,000	250,830	450,722	320,796	0
Units redeemed	(4,958,251)	(3,784,873)	(1,073,855)	(1,224,280)	(19,751)	0

Net increase (decrease)	(35,761)	(218,873)	(823,025)	(773,558)	301,045	0
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Continued)

49

49

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO		VAN KAMPEN LIT COMSTOCK		VAN KAMPEN LIT GROWTH & INCOME
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:				(1)		(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$41,298	$71,695	$4,180	$(2,505)	$(1,601)	$(1,478)
Net realized gain	4,578,809	3,796,790	73,245	491	83,889	492
Change in net unrealized appreciation
on investments	1,863,494	(1,250,304)	64,979	30,025	172,765	13,852
Increase in net assets resulting
from operations	6,483,601	2,618,181	142,404	28,011	255,053	12,866
CONTRACT TRANSACTIONS:
Purchase payments	82,405	150,492	525	3,700	1,648	3,202
Redemptions	(1,220,204)	(1,786,342)	(151,522)	(2,652)	(67,016)	(3,248)
Transfers, net	51,233	(4,290,891)	385,892	721,488	1,094,285	868,098
Contract maintenance charges	(1,794)	(2,493)	(71)	(27)	(179)	(39)
Adjustments to net assets allocated to contracts
in payout phase	2,406	2,416		0	0	0
Increase (decrease) in net assets resulting from
contract transactions	(1,085,954)	(5,926,818)	234,824	722,509	1,028,738	868,013

Total increase (decrease) in net assets	5,397,647	(3,308,637)	377,228	750,520	1,283,791	880,879
NET ASSETS:
Beginning of period	18,297,393	21,606,030	750,520	0	880,879	0

End of period	$23,695,040	$18,297,393	$1,127,748	$750,520	$2,164,670	$880,879
CHANGES IN UNITS OUTSTANDING:
Units issued	188,655	143,514	76,803	71,431	124,856	93,537
Units redeemed	(226,829)	(406,521)	(55,350)	(694)	(34,317)	(13,569)

Net increase (decrease)	(38,174)	(263,007)	21,453	70,737	90,539	79,968
(1)	The portfolio commenced operations on May 2, 2005.
The accompanying notes are an integral part of these financial statements.						(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005
	WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND		WELLS FARGO ADVANTAGE OPPORTUNITY FUND		TOTAL SCHWAB SELECT ANNUITY
	2006	2005	2006	2005	2006	2005
Schwab Select Annuity:			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(67,843)	$(41,664)	$(1,733)	$0	$7,186,257	$5,816,076
Net realized gain	2,127,132	1,450,138	12,934	0	42,060,634	23,896,777
Change in net unrealized appreciation
on investments	(949,771)	(114,802)	17,800	0	17,292,144	(1,235,350)
Increase in net assets resulting
from operations	1,109,518	1,293,672	29,001	0	66,539,035	28,477,503
CONTRACT TRANSACTIONS:
Purchase payments	0	7,970	144	0	6,486,381	8,060,066
Redemptions	(994,401)	(1,376,290)	(10)	0	(72,524,598)	(70,167,204)
Transfers, net	(1,232,534)	(2,445,274)	437,152	0	3,686,349	(853,709)
Contract maintenance charges	(797)	(1,032)	(34)	0	(67,973)	(99,033)
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	9,308	21,476
Increase (decrease) in net assets resulting from
contract transactions	(2,227,732)	(3,814,626)	437,252	0	(62,410,533)	(63,038,404)

Total increase (decrease) in net assets	(1,118,214)	(2,520,954)	466,253	0	4,128,502	(34,560,901)
NET ASSETS:
Beginning of period	8,568,602	11,089,556	0	0	558,076,147	592,637,048

End of period	$7,450,388	$8,568,602	$466,253	$0	$562,204,649	$558,076,147
CHANGES IN UNITS OUTSTANDING:
Units issued	3,495	56,663	57,217	0	16,000,106	13,734,260
Units redeemed	(159,103)	(374,680)	(12,430)	0	(19,521,810)	(19,002,716)

Net increase (decrease)	(155,608)	(318,017)	44,787	0	(3,521,704)	(5,268,456)
(1)	The portfolio commenced operations on May 1, 2006.
The accompanying notes are an integral part of these financial statements.						(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31
	Units	Unit Fair Value	Net Assets	Expense Ratio	Total Return
Schwab Select Annuity:	(000s)		(000s)

AIM V.I. CORE EQUITY FUND
2006	491	$19.32	$9,483	0.85%	15.34%
2005	672	$16.75	$11,249	0.85%	2.51%
2004	911	$16.34	$14,884	0.85%	3.36%
2003	1,318	$15.81	$20,856	0.85%	21.56%
2002	1,585	$13.01	$20,623	0.85%	(19.82)%
AIM V.I. HIGH YIELD FUND
2006	462	$14.48	$6,681	0.85%	9.86%
2005	649	$13.18	$8,552	0.85%	1.85%
2004	1,181	$12.94	$15,281	0.85%	9.94%
2003	1,613	$11.77	$18,989	0.85%	23.98%
2002	1,586	$9.50	$15,065	0.85%	(2.13)%
AIM V.I. INTERNATIONAL GROWTH FUND
2006	114	$11.10	$1,269	0.85%	11.00%
AIM V.I. TECHNOLOGY FUND
2006	1,902	$2.63	$4,997	0.85%	9.58%
2005	2,585	$2.40	$6,201	0.85%	1.27%
2004	4,000	$2.37	$9,469	0.85%	3.75%
2003	4,629	$2.28	$10,562	0.85%	44.07%
2002	3,230	$1.58	$5,117	0.85%	(47.30)%
ALGER AMERICAN GROWTH PORTFOLIO
2006	882	$19.80	$17,453	0.85%	4.27%
2005	1,229	$18.99	$23,333	0.85%	11.12%
2004	1,501	$17.09	$25,655	0.85%	4.61%
2003	1,822	$16.34	$29,776	0.85%	34.02%
2002	2,113	$12.19	$25,771	0.85%	(33.56)%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
2006	180	$16.40	$2,954	0.85%	9.19%
2005	249	$15.02	$3,737	0.85%	8.92%
2004	269	$13.79	$3,712	0.85%	12.09%
2003	195	$12.30	$2,396	0.85%	23.04%
ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2006	41	$11.14	$457	0.85%	11.40%
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO

2006	62	$9.91	$612	0.85%	(0.90)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2006	573	$15.36	$8,804	0.85%	26.11%
2005	413	$12.18	$5,029	0.85%	21.80%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2006	550	$11.28	$6,201	0.85%	12.80%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2006	47	$10.47	$496	0.85%	4.70%
ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
2006	229	$18.88	$4,330	0.85%	22.76%
2005	297	$15.38	$4,573	0.85%	15.03%
2004	182	$13.37	$2,444	0.85%	23.28%
2003	54	$10.84	$585	0.85%	8.42%
AMERICAN CENTURY VP BALANCED FUND
2006	207	$13.43	$2,773	0.85%	8.74%
2005	224	$12.35	$2,763	0.85%	4.04%
2004	153	$11.87	$1,820	0.85%	8.85%
2003	76	$10.91	$831	0.85%	9.08%
AMERICAN CENTURY VP INTERNATIONAL FUND
2006	452	$21.19	$9,572	0.85%	23.99%
2005	685	$17.09	$11,708	0.85%	12.29%
2004	605	$15.22	$9,199	0.85%	13.95%
2003	703	$13.35	$9,386	0.85%	23.46%
2002	685	$10.82	$7,404	0.85%	(21.05)%
AMERICAN CENTURY VP VALUE FUND
2006	594	$16.12	$9,578	0.85%	17.66%
2005	607	$13.70	$8,311	0.85%	4.10%
2004	455	$13.16	$5,987	0.85%	13.37%
2003	208	$11.60	$2,408	0.85%	16.04%
2005	1,295	$17.16	$22,217	0.85%	2.51%
2004	1,652	$16.74	$27,659	0.85%	24.58%
2003	1,705	$13.44	$22,911	0.85%	28.92%
2002	1,569	$10.42	$16,353	0.85%	(14.93)%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2006	2	$9.78	$21	0.85%	(2.20)%
DELAWARE VIP SMALL CAP VALUE SERIES
2006	371	$18.64	$6,923	0.85%	15.20%
2005	434	$16.18	$7,021	0.85%	8.52%
2004	334	$14.91	$4,975	0.85%	20.46%
2003	271	$12.38	$3,360	0.85%	23.80%
DREYFUS GVIT MID CAP INDEX FUND

2006	274	$16.66	$4,569	0.85%	8.82%
2005	322	$15.31	$4,930	0.85%	10.94%
2004	206	$13.80	$2,845	0.85%	14.53%
2003	89	$12.05	$1,082	0.85%	20.49%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2006	97	$15.37	$1,497	0.85%	6.88%
2005	167	$14.38	$2,396	0.85%	8.20%
2004	106	$13.29	$1,402	0.85%	13.51%
2003	71	$11.71	$831	0.85%	17.06%
DREYFUS VIF APPRECIATION PORTFOLIO
2006	749	$11.21	$8,388	0.85%	15.57%
2005	966	$9.70	$9,374	0.85%	3.41%
2004	1,147	$9.38	$10,749	0.85%	4.16%
2003	1,206	$9.00	$10,852	0.85%	20.15%
2002	1,123	$7.49	$8,416	0.85%	(17.42)%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
2006	16	$14.22	$226	0.85%	2.89%
2005	31	$13.82	$434	0.85%	4.86%
2004	54	$13.18	$710	0.85%	10.40%
2003	33	$11.94	$392	0.85%	19.35%
DREYFUS VIF GROWTH & INCOME PORTFOLIO
2006	284	$11.01	$3,129	0.85%	13.51%
2005	470	$9.70	$4,559	0.85%	2.54%
2004	499	$9.46	$4,725	0.85%	6.56%
2003	509	$8.88	$4,528	0.85%	25.50%
2002	480	$7.08	$3,398	0.85%	(25.89)%
DWS BLUE CHIP VIP
2006	66	$10.78	$710	0.85%	7.80%
DWS CAPITAL GROWTH VIP
2006	253	$9.93	$2,509	0.85%	7.58%
2005	301	$9.23	$2,774	0.85%	8.08%
2004	286	$8.54	$2,440	0.85%	7.07%
2003	353	$7.98	$2,817	0.85%	25.82%
2002	320	$6.34	$2,029	0.85%	(29.78)%
DWS DREMAN HIGH RETURN EQUITY VIP
2006	393	$12.70	$4,996	0.85%	17.70%
2005	160	$10.79	$1,725	0.85%	7.90%
DWS DREMAN SMALL CAP VALUE VIP
2006	173	$10.59	$1,829	0.85%	5.90%
DWS GROWTH & INCOME VIP
2006	103	$9.91	$1,017	0.85%	12.61%

2005	151	$8.80	$1,328	0.85%	5.14%
2004	197	$8.37	$1,644	0.85%	9.23%
2003	273	$7.66	$2,094	0.85%	25.67%
2002	244	$6.09	$1,488	0.85%	(23.74)%
DWS HEALTH CARE VIP
2006	55	$10.70	$591	0.85%	7.00%
DWS LARGE CAP VALUE VIP
2006	36	$11.98	$433	0.85%	14.42%
2005	22	$10.47	$229	0.85%	4.70%
DWS SMALL CAP INDEX VIP
2006	655	$18.06	$11,839	0.85%	16.44%
2005	833	$15.51	$12,923	0.85%	3.40%
2004	1,084	$15.00	$16,261	0.85%	16.76%
2003	1,223	$12.85	$15,713	0.85%	45.19%
2002	930	$8.85	$8,228	0.85%	(21.30)%
FEDERATED AMERICAN LEADERS FUND II
2006	595	$21.38	$12,721	0.85%	15.82%
2005	798	$18.46	$14,734	0.85%	4.12%
2004	1,139	$17.73	$20,197	0.85%	8.85%
2003	1,235	$16.29	$20,143	0.85%	26.62%
2002	1,405	$12.86	$18,098	0.85%	(20.89)%
FEDERATED CAPITAL INCOME FUND II
2006	85	$13.02	$1,105	0.85%	14.71%
2005	131	$11.35	$1,489	0.85%	5.39%
2004	152	$10.77	$1,640	0.85%	8.99%
2003	211	$9.88	$2,082	0.85%	19.65%
2002	209	$8.26	$1,724	0.85%	(24.60)%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2006	2,127	$15.49	$32,952	0.85%	3.20%
2005	2,552	$15.01	$38,297	0.85%	1.21%
2004	3,073	$14.83	$45,578	0.85%	2.73%
2003	3,814	$14.44	$55,067	0.85%	1.50%
2002	5,341	$14.23	$75,984	0.85%	8.13%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2006	47	$10.19	$475	0.85%	1.90%
JANUS ASPEN BALANCED PORTFOLIO
2006	330	$13.50	$4,460	0.85%	9.76%
2005	230	$12.30	$2,831	0.85%	7.05%
2004	141	$11.49	$1,621	0.85%	7.61%
2003	51	$10.68	$545	0.85%	6.77%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO

2006	1,492	$13.95	$20,817	0.85%	3.33%
2005	1,760	$13.50	$23,756	0.85%	1.12%
2004	2,186	$13.35	$29,181	0.85%	3.09%
2003	2,699	$12.95	$34,946	0.85%	5.49%
2002	3,619	$12.27	$44,421	0.85%	9.54%
JANUS ASPEN GROWTH & INCOME PORTFOLIO
2006	317	$14.98	$4,755	0.85%	7.15%
2005	260	$13.98	$3,642	0.85%	11.39%
2004	75	$12.55	$945	0.85%	10.99%
2003	57	$11.31	$640	0.85%	13.10%
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
2006	1,181	$24.06	$28,409	0.85%	45.73%
2005	1,284	$16.51	$21,202	0.85%	31.24%
2004	940	$12.58	$11,831	0.85%	17.95%
2003	1,180	$10.67	$12,597	0.85%	33.78%
2002	1,716	$7.98	$13,686	0.85%	(26.22)%
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
2006	813	$17.08	$13,884	0.85%	10.48%
2005	1,080	$15.46	$16,694	0.85%	3.41%
2004	1,359	$14.95	$20,326	0.85%	3.63%
2003	1,842	$14.43	$26,576	0.85%	30.62%
2002	2,412	$11.05	$26,640	0.85%	(27.13)%
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
2006	795	$19.63	$15,616	0.85%	17.19%
2005	1,065	$16.75	$17,845	0.85%	4.95%
2004	1,499	$15.96	$23,916	0.85%	3.89%
2003	1,959	$15.36	$30,092	0.85%	22.95%
2002	2,822	$12.49	$35,252	0.85%	(26.13)%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2006	15	$10.21	$153	0.85%	2.10%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2006	862	$20.22	$17,423	0.85%	16.68%
2005	964	$17.33	$16,707	0.85%	13.34%
2004	734	$15.29	$11,226	0.85%	18.16%
2003	466	$12.94	$6,025	0.85%	29.37%
PIMCO VIT HIGH YIELD FUND
2006	640	$13.13	$8,410	0.85%	8.07%
2005	478	$12.15	$5,811	0.85%	3.23%
2004	494	$11.77	$5,814	0.85%	8.61%
2003	371	$10.83	$4,025	0.85%	8.34%
PIMCO VIT LOW DURATION FUND

2006	1,574	$10.38	$16,335	0.85%	3.08%
2005	1,805	$10.07	$18,177	0.85%	0.20%
2004	1,705	$10.05	$17,144	0.85%	0.99%
2003	1,378	$9.96	$13,714	0.85%	(0.44)%
PIMCO VIT TOTAL RETURN FUND
2006	1,069	$10.36	$11,075	0.85%	2.98%
2005	511	$10.06	$5,148	0.85%	0.60%
PIONEER FUND VCT PORTFOLIO
2006	340	$14.91	$5,065	0.85%	15.67%
2005	329	$12.89	$4,236	0.85%	5.22%
2004	383	$12.25	$4,696	0.85%	6.78%
2003	467	$11.47	$5,359	0.85%	23.73%
2002	530	$9.27	$4,918	0.85%	(26.54)%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2006	482	$14.79	$7,146	0.85%	4.67%
2005	721	$14.13	$10,198	0.85%	5.84%
2004	866	$13.35	$11,577	0.85%	21.29%
2003	900	$11.01	$9,907	0.85%	41.74%
2002	795	$7.77	$6,178	0.85%	(38.20)%
PIONEER MID CAP VALUE VCT PORTFOLIO
2006	2	$10.63	$21	0.85%	6.30%
PIONEER SMALL CAP VALUE VCT PORTFOLIO
2006	244	$18.90	$4,616	0.85%	11.37%
2005	355	$16.97	$6,029	0.85%	13.97%
2004	278	$14.89	$4,140	0.85%	21.28%
2003	110	$12.28	$1,354	0.85%	22.79%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2006	93	$11.68	$1,084	0.85%	11.24%
2005	149	$10.50	$1,560	0.85%	10.06%
2004	93	$9.54	$884	0.85%	8.59%
2003	92	$8.79	$812	0.85%	30.00%
2002	58	$6.76	$389	0.85%	(23.28)%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2006	768	$20.36	$15,638	0.85%	14.06%
2005	816	$17.85	$14,558	0.85%	4.88%
2004	851	$17.02	$14,485	0.85%	10.63%
2003	897	$15.38	$13,807	0.85%	25.90%
2002	882	$12.22	$10,778	0.85%	(16.16)%
SCHWAB MONEY MARKET PORTFOLIO
2006	4,680	$13.01	$60,970	0.85%	3.67%
2005	4,715	$12.55	$59,235	0.85%	1.95%

2004	4,934	$12.31	$60,763	0.85%	0.05%
2003	6,586	$12.31	$81,092	0.85%	(0.11)%
2002	11,155	$12.32	$137,495	0.85%	0.47%
SCHWAB S&P 500 INDEX PORTFOLIO
2006	4,215	$20.92	$88,285	0.85%	14.57%
2005	5,038	$18.26	$92,063	0.85%	3.87%
2004	5,807	$17.58	$102,165	0.85%	9.60%
2003	6,460	$16.04	$103,661	0.85%	27.14%
2002	6,118	$12.62	$77,178	0.85%	(23.05)%
THIRD AVENUE VALUE PORTFOLIO
2006	301	$10.31	$3,104	0.85%	3.10%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2006	670	$35.32	$23,695	0.85%	36.90%
2005	709	$25.80	$18,297	0.85%	16.01%
2004	971	$22.24	$21,606	0.85%	35.24%
2003	1,118	$16.44	$18,379	0.85%	36.35%
2002	1,060	$12.06	$12,782	0.85%	(1.57)%
VAN KAMPEN LIT COMSTOCK
2006	92	$12.23	$1,128	0.85%	15.27%
2005	71	$10.61	$751	0.85%	6.10%
VAN KAMPEN LIT GROWTH & INCOME
2006	171	$12.70	$2,165	0.85%	15.25%
2005	80	$11.02	$881	0.85%	10.20%
WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND
2006	487	$15.30	$7,450	0.85%	14.69%
2005	642	$13.34	$8,569	0.85%	15.50%
2004	960	$11.55	$11,090	0.85%	15.78%
2003	1,209	$9.97	$12,086	0.85%	37.23%
2002	1,362	$7.27	$9,923	0.85%	(23.82)%
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
2006	45	$10.41	$466	0.85%	4.10%
					(Concluded)

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements for Great-West Life & Annuity Insurance Company (GWL&A) for the years ended December 31, 2006, 2005 and 2004 and for Variable Annuity-1 Series Account for the years ended December 31, 2006 and 2005 are filed herewith in the Statement of Additional Information contained in Part B.

(b)	Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2) Not applicable.

(3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4 filed on April 21, 2003 (File No. 333-52956).

(4)(a) Forms of the variable annuity contracts are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

(4)(b) Form of IRA Endorsement is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

(5) Form of application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

(6) Articles of Incorporation and Bylaws of Depositor, are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4 filed on October 30, 1996 (File No.811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972).

(7) Not applicable.

(8)(a) Form of participation agreement with Alger American Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-08549); amendments to participation agreement with Alger American Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), Registrant’s Post-Effective Amendment No. 8 filed on April 12, 2002 (File No. 333-01153) and Registrant’s Post-Effective Amendment No. 10 filed May 29, 2003 (File No. 333-52956).

(8)(b)       Form of participation agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956); amendment to participation agreement with AllianceBernstein Variable Products Series Fund, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-52956).

(8)(c)Form of participation agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendments to participation agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), Registrant’s Post-Effective Amendment No. 8 on Form N-4, filed April 12, 2002 (File No. 333-01153) and Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(d)Form of participation agreement with Baron Capital Funds Trust, is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(e)Form of participation agreement with Delaware VIP Trust (formerly, Delaware Premium Fund, Inc., is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) amendment to participation agreement with Delaware VIP Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed on May 29, 2003 (File No. 333-52956), and Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-01153).

(8)(f) Form of participation agreement with Dreyfus Variable Investment Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendments to participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(g)Form of participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendment to participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

(8)(h)Participation agreement with Gartmore Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 13, filed March 31, 2004 (File No. 333-01153).

(8)(i)	Form of participation agreement with AIM Variable Insurance Fund is filed herewith.

(8)(j) Form of participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendments to participation agreement with Janus Aspen Series are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 26, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(k)        Form of participation agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001, (File No. 333-52956); Forms of amendments to participation agreement with Oppenheimer Variable Account Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956), and Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-01153).

(8)(l)         Form of participation agreement with PIMCO Variable Insurance Trust and amendment thereto are incorporated by reference to Registrant’s to Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-01153).

(8)(m)Form of participation agreement with Prudential Series Fund, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153).

(8)(n)Form of participation agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153) amendments to participation agreement with Pioneer Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with Pioneer Fund dated December 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153; 811-07549).

(8)(o)Form of participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to participation agreement with Schwab

Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 on Form N-4, filed April 12, 2002 (File No. 333-01153)..

(8)(p)Form of participation agreement with DWS Variable Series (formerly Scudder Variable Series I), is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4, filed April 16, 2002 (File No. 333-52956); amendment to participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956). Form of amendment to participation agreement with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-52956).

(8)(q)Form of participation agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendment to participation agreement with Wells Fargo Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

(8)(r) Form of participation agreement with The Universal Institutional Funds, Inc., (formerly, Van Kempen American Capital Life Investment Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 2, filed on April 17, 1998 (File No. 333-01153). Form of amendment to participation agreement with The Universal Institutional Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-52956).

(8)(s)Form of participation agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4, filed on April 26, 2006 (File No. 333-01153).

(8)(t) Form of participation agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4, filed on April 26, 2006 (File No. 333-01153).

(8)(u)Form of participation agreement with Van Kampen Life Insurance Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management is filed herewith.

(8)(v)	Form of Rule 22c-2 Shareholder Information Agreement is filed herewith.

(9)     Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(10)	(a)	Written Consent of Jorden Burt LLP is filed herewith.

(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)   Powers of Attorney for Messrs. Balog, Bernbach, Dachow, A. Desmarais, P. Desmarais, Jr., Gratton, Kavanagh, Louvel, McCallum, Nickerson, Nield, Plessis-Bélair and Walsh are filed herewith.

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
J. Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
O. T. Dackow	8515 East Orchard Road Greenwood Village, CO 80111	Director
A. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais, Jr.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
R. Gratton	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Chairman
K. P. Kavanagh,	100 Osborne Street North Winnipeg, Manitoba, Canada R3C 3A5	Director
A. Louvel	38 Beach Lane Wainscott, NY 11975	Director
W. Mackness	696 Whitehaven Crescent London, Ontario, Canada N6G 4V4	Director
W. T. McCallum	8515 East Orchard Road Greenwood Village, CO 80111	Vice-Chairman

R. L. McFeetors	8515 East Orchard Road Greenwood Village, CO 80111	Director, President and Chief Executive Officer
J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director
D. A. Nield	330 University Avenue Toronto, Ontario, Canada M5G 1R8	Director
R.J. Orr	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
M. Plessis-Bélair.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
B. E. Walsh	Saguenay Capital, LLC Two Manhattanville Rd, #403 Purchase, New York 10577	Director
G. C. Bogdewiecz	8525 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Human Resources
S. M. Corbett	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Investments
C. H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Marketing, Healthcare and Jumbo 401(k)
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Controller
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, FASCore Operations
T. L. Fouts	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Medical Officer
J. R. Gabbert	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Healthcare Information Officer
M. T. G. Graye	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President and Chief Financial Officer
D. A. Goldin	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Operations

W. T. Hoffmann	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Investments
C. M. Knackstedt	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Management
R. J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Executive Benefits Markets
J. L. McCallen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Actuary
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Corporate Administration
S. A. Miller	8525 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, FASCore Systems
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Retirement Services
R. F. Rivers	8505 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Healthcare
M. Rosenbaum	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Finance
G. E. Seller	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Government Markets
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Individual Markets
D. J. Stefanson	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Underwriting
G. D. Webb	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, P/NP Operations
D. L. Wooden	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Financial Services

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/06

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada (Canada) – Holding and Management Company
100.0% - 2795957 Canada Inc. (Canada) – Holding Company
100.0% - 171263 Canada Inc. (Canada) – Holding Company
66.4% - Power Financial Corporation (Canada) – Holding Company
70.6% - Great-West Lifeco Inc. (Canada) – Holding Company
100.0% - GWL&A Financial (Canada) Inc. (Canada) – Holding Company
100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) – Holding Company
100.0% - GWL&A Financial Inc. (Delaware) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (Canada) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (Canada) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital, LLC (Delaware) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (Delaware) – Holding Company
100.0% - Great-West Life & Annuity Insurance Company (Colorado) – Life and Health Insurance Company
100.0% - First Great-West Life & Annuity Insurance Company (New York) – Life and Health Insurance Company
100.0% - Advised Assets Group, LLC (Colorado) – Investment Advisor
100.0% - Alta Health & Life Insurance Company (Indiana) – Life and Health Insurance Company
100.0% - BenefitsCorp, Inc. (Delaware) – Insurance Agency
100.0% - GWFS Equities, Inc. ( Delaware) – Securities Broker/Dealer
100.0% - BenefitsCorp, Inc. of Wyoming (Wyoming) – Insurance Agency
100.0% - Canada Life Insurance Company of America (Michigan) – Life and Health Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of South Carolina (South Carolina) – Captive Insurance Company
100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) – Third Party
100.0% - Emjay Corporation (Wisconsin) – Third Party Administrator
100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) Third Party Administrator
100.0% - Great-West Healthcare Holdings, Inc. (Colorado) – Holding Company
100.0% - Great-West Healthcare, Inc. (Vermont) – Network Contracting, Development and Management
100.0% - Great-West Healthcare of Arizona, Inc. (Arizona) – Health Care Services Organization
100.0% - Great-West Healthcare of California, Inc. (California) – Health Maintenance Organization
100.0% - Great-West Healthcare of Colorado, Inc. (Colorado) – Health Maintenance Organization
100.0% - Great-West Healthcare of Florida, Inc. (Florida) – Health Maintenance Organization

100.0% - Great-West Healthcare of Georgia, Inc. (Georgia) – Health Maintenance Organization
100.0% - Great-West Healthcare of Illinois, Inc. (Illinois) – Health Maintenance Organization
100.0% - Great-West Healthcare of Indiana, Inc. (Indiana) – Health Maintenance Organization
100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) – Health Maintenance Organization
100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) – Health Maintenance Organization
100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey) – Health Maintenance Organization
100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina) – Health Maintenance Organization
100.0% - Great-West Healthcare of Ohio, Inc. (Ohio) – Health Maintenance Organization
100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) – Health Maintenance Organization
100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) – Health Maintenance Organization
100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee) – Health Maintenance Organization
100.0% - Great-West Healthcare of Texas, Inc. (Texas) – Health Maintenance Organization
100.0% - Great-West Healthcare of Washington, Inc. (Whashington) – Health Maintenance Organization
100.0% - One Orchard Equities, Inc. (Colorado) Securities Broker/Dealer
100.0% - Mediversal, Inc. (Nevada) – Third Party Administrator
100.0% - Universal Claims Administration (Nevada) – Third Party Administrator
100.0% - FASCore, LLC (Colorado) – Third Party Administrator
100.0% - GWL Properties Inc. (Colorado) – Real Estate Corporation
50.0% - Westkin Properties Ltd. (California) – Real Estate Corporation
100.0% - Great-West Benefit Services, Inc. (Delaware) – Leasing Company
88.89% - Maxim Series Fund, Inc. (Maryland) – Investment Company
100.0% - GW Capital Management, LLC (Colorado) – Investment Advisor
100.0% - Orchard Capital Management, LLC (Colorado) – Investment Advisor
100.0% - Orchard Trust Company, LLC (Colorado) – Trust Company
100.0% - IHN, Inc. (Indiana) - Network Contracting, Development and Management
100.0% - Lottery Receivable Company One LLC (Delaware) – Lottery Annuity Administrator
100.0% - LR Company II, L.L.C. (Delaware) – Lottery Annuity Administrator
100.0% - Singer Collateral Trust IV (Delaware) – Lottery Annuity Administrator
100.0% - Singer Collateral Trust V (Delaware) – Lottery Annuity Administrator

Item 27.	Number of Contract Owners

As of, March 31, 2007, there were 6408 total contract owners: 38 qualified contract owners and 6370 non-qualified contract owners.

Item 28.	Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)

"Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)

"Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)	"Expenses" includes counsel fees.

(4)

"Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)

"Official capacity" means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)	"Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)

Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)	The person conducted himself or herself in good faith; and

(b)	The person reasonably believed:

(I)	In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)	In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)

A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)

The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)

In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)	The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)

The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)

The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)

Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)

If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)

If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)

A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)	The determinations required by under subsection (1) of this section shall be made:

(a)

By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)

If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)

If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)

By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)	By the shareholders.

(4)

Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)

An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)

A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)

A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)

Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of GWL&A

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a)      GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc). ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, and the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account and COLI VUL-2 Series Account in addition to those of the Registrant.

(b)	Directors and Officers of GWFS

Name	Principal Business Address	Position and Officers with Underwriter
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G. E. Seller	18101 Von Karman Ave. Suite 1460 Irvine, CA 92715	Director and Senior Vice President
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
T. M. Connolly	300 Broadacres Drive Bloomfield, NJ 07003	Vice President
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W. S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
K. A. Morris	500 North Central Suite 220 Glendale, CA 91203	Vice President
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer
B. A. Byrne	8525 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
D. K. Cohen	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Vice President, Taxation
T. L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
M. C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Investments Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

Net
Name of	Underwriting	Compensation
Principal	Discounts and	on	Brokerage
Underwriter	Commissions	Redemption	Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(e)	GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 18 to the Registration Statement and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 25th day of April, 2007.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By: /s/ R. L. McFeetors
R.L. McFeetors, President
and Chief Executive Officer of
Great-West Life & Annuity
Insurance Company

GREAT-WEST LIFE & ANNUITY
INSURANCE COMPANY
(Depositor)

By: /s/ R. L. McFeetors
R.L. McFeetors, President
and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Gratton
R. Gratton*	Chairman of the Board	April 25, 2007

/s/ W. T. McCallum
W. T. McCallum*	Vice-Chairman of the Board	April 25, 2007

/s/ R. L. McFeetors
R. L. McFeetors	Director, President and Chief Executive Officer	April 25, 2007

/s/ M. T. G. Graye
M. T. G. Graye	Executive Vice President and Chief Financial Officer	April 25, 2007

/s/ J. Balog
J. Balog*	Director	April 25, 2007

Signature	Title	Date

/s/ J. L. Bernbach
J. L. Bernbach*	Director	April 25, 2007

/s/ O. T. Dackow
O. T. Dackow*	Director	April 25, 2007

/s/ A. Desmarais
A. Desmarais*	Director	April 25, 2007

/s/ P. Desmarais, Jr.
P. Desmarais, Jr.*	Director	April 25, 2007

/s/ K. P. Kavanagh
K. P. Kavanagh*	Director	April 25, 2007

/s/ A. Louvel
A. Louvel*	Director	April 25, 2007

W. Mackness	Director

/s/ J. E. A. Nickerson
J. E. A. Nickerson*	Director	April 25, 2007

/s/ D. A. Nield
D. A. Nield*	Director	April 25, 2007

R. J. Orr	Director

/s/ M. Plessis-Bélair
M. Plessis-Bélair*	Director	April 25, 2007

/s/ B. E. Walsh
B. E. Walsh*	Director	April 25, 2007

*By: /s/ R. G. Schultz		April 25, 2007
R. G. Schultz

Attorney-in-Fact pursuant to Powers of Attorney filed herewith.